                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [ ]
Pre-Effective Amendment No.                                    [ ]
Post-Effective Amendment No. 12                                [X]
and
REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940                             [ ]
Amendment No. 13                                               [X]

                       (Check appropriate box or boxes.)

               THE TIMOTHY PLAN FILE NOS: 811-08228 and 33-73248
                        -------------------------------
              (Exact name of Registrant as Specified in Charter)

                          1304 West Fairbanks Avenue
                            Winter Park, FL  32789
                           ------------------------
                    (Address of Principal Executive Office)

              Registrant's Telephone Number, including Area Code:
                                 407-644-1986
                                 ------------

                  ARTHUR D. ALLY, 1304 WEST FAIRBANKS AVENUE
                            WINTER PARK, FL  32789
                                 407-644-1986
                    ---------------------------------------
                    (Name and Address of Agent for Service)

                                 With copy to:
           Donald S. Mendelsohn, Brown, Cummins & Brown Co., L.P.A.
                   3500 Carew Tower, Cincinnati, Ohio 45202
                                 ------------

Approximate Date of Proposed Public Offering:
It is proposed that this filing will become effective (check appropriate box):

/X/     immediately upon filing pursuant to paragraph (b)
/ /   on (date) pursuant to paragraph (b)
/ /   60 days after filing pursuant to paragraph (a)(1)
/ /   on (date),pursuant to paragraph (a)(1)
/ /   75 days after filing pursuant to paragraph (a)(2)
/ /   on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

/ /     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

     Contents

   2  The Basics About the
      Traditional Funds
   2  Timothy Plan Aggressive Growth Fund
   3  Timothy Plan Large/Mid-Cap Growth Fund
   3  Timothy Plan Small-Cap Value Fund
   5  Timothy Plan Large/Mid-Cap Value Fund
   6  Timothy Plan Fixed-Income Fund
   7  Timothy Plan Money Market Fund
   8  Fees and Expenses

   9  The Basics About the
      Asset Allocation Funds
   9  Timothy Plan Strategic Growth Fund
  10  Timothy Plan Conservative Growth Fund
  10  Fees and Expenses

  11  Additional Information

  12  Investing in the Funds
  12  Determining Share Prices
  12  Choosing the Class of Shares that is Best for You
  13  Class A Shares
  14  Class B Shares
  14  Distribution Fees
  15  Opening and Adding to Your Account
  15  To Open an Account by Mail
  16  Purchasing Shares by Wire Transfer
  16  Purchases Through Financial Service Organizations
  17  Purchasing Shares by Automatic Investment Plan
  17  Retirement Plans
  17  Other Purchase Information

  17  How to Sell (Redeem) Shares

  19  Dividends and Distributions

  19  Investment Adviser

  19  Investment Managers
  19  Timothy Plan Aggressive Growth Fund
  20  Timothy Plan Large/Mid-Cap Growth Fund
  21  Timothy Plan Small-Cap Value Fund
  21  Timothy Plan Large/Mid-Cap Value Fund
  21  Timothy Plan Fixed-Income  & Money Market Fund

  22  Principal Underwriter

  22  Federal Taxes

  22  General Information

  22  Financial Highlights

  38  Privacy Policy

  38  For More Information

  39  Applications
  39  Account Application
  43  Account Transfer Form


Timothy Plan
Family of Funds

(the "Trust")

Prospectus May 1, 2001



This Prospectus offers the following series of the Trust (the "Traditional Funds"):

Timothy Plan Aggressive Growth Fund
Timothy Plan Large/Mid-Cap Growth Fund
Timothy Plan Small-Cap Value Fund
Timothy Plan Large/Mid-Cap Value Fund
Timothy Plan Fixed-Income Fund
Timothy Plan Money Market Fund


And the following series (the "Asset Allocation Funds") that invest in certain Traditional Funds of the Trust (collectively, the "Asset Allocation Funds"):

Timothy Plan Strategic Growth Fund
Timothy Plan Conservative Growth Fund



The Timothy Plan was established to provide an investment alternative for people who want to invest according to certain ethical standards. Each Fund invests according to its own distinct investment objective. However, all the Funds have one thing in common: they do not invest in any company that is involved in the business of alcohol production, tobacco production or casino gambling, or which are involved, either directly or indirectly, in pornography or abortion. Each Asset Allocation Fund invests the majority of its assets in certain Traditional Funds of the Trust to provide a convenient way to allocate your investment among the Traditional Funds.



The Funds are distributed through Timothy Partners, Ltd.
1304 West Fairbanks Avenue, Winter Park, Florida  32789.



The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a crime.

THE BASICS ABOUT THE TRADITIONAL FUNDS

The Timothy Plan believes that it has a responsibility to invest in a moral and ethical manner. Accordingly, as a matter of fundamental policy, none of our Funds invest in any company that is involved in the business of alcohol production, tobacco production, or casino gambling, or which are involved, either directly or indirectly, in pornography or abortion. Such companies are referred to throughout this Prospectus as "Excluded Securities." Excluded Securities will not be purchased by any of our Funds. Timothy Partners, Ltd. ("TPL") is investment adviser to the Funds and is responsible for determining those companies that are Excluded Securities.

Because none of our Funds will invest in Excluded Securities, the pool of securities from which each may choose may be limited to a certain degree. Although TPL believes that the Funds can achieve their investment objectives within the parameters of ethical investing, eliminating Excluded Securities as investments may have an adverse effect on a Fund's performance. However, "Total Return" is more than just numbers. It is also investing in a way that supports and reflects your beliefs and ideals. All of our Funds strive to maximize both kinds of total return.


TIMOTHY PLAN AGGRESSIVE GROWTH FUND

Investment objective
Long-term growth of capital.

Primary investment strategies
o Normally investing at least 65% of the Fund's total assets in U.S. common stocks;
o Investing in securities of companies without regard to market capitalizations; and
o Investing its assets in the securities of a limited number of companies which the Fund's investment manager believes show a high probability for superior growth.

Primary risks

1. General Risk- As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2. Stock Market Risk- The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

3. Small-Cap Stock Risk- The Fund primarily invests in smaller companies. Smaller companies are particularly susceptible to price swings because, due to their size, they often do not have the resources available to them that are available to larger companies.

4. Excluded Security Risk- Because the Fund does not invest in Excluded Securities, the Fund may be riskier than other Funds that invest in a broader array of securities.

5. Growth Risks- The Fund invests in companies that appear to be growth-oriented companies. Growth companies are companies that the Fund's investment manager believes will have revenue and earnings that grow faster than the economy as a whole, offering above-average prospects for capital appreciation and little or no emphasis on dividend income. If the Fund's investment manager's perceptions of a company's growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund's return.

Who should buy this Fund
The Fund is appropriate for investors who understand the risks of investing in the stock market and who are willing to accept significant amounts of volatility and risk.

Past performance

Although past performance of a fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the fund because it demonstrates how the fund's returns have varied over time. The bar chart and performance table that would otherwise appear here have been omitted because the Fund is recently organized and has annual returns of less than a full calendar year.

TIMOTHY PLAN LARGE/MID-CAP GROWTH FUND

Investment objective

Long-term growth of capital. Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund's investment objective.

Primary investment strategies
o Normally investing at least 65% of the Fund's total assets in U.S. common stocks;
o Primarily investing in equity securities with market capitalization in excess of $1 billion;

o Investing in a portfolio of securities which includes a broadly diversified number of U.S. equity securities that the Fund's investment manager believes show a high probability of superior prospects for above average growth. The Fund's investment manager chooses these securities using a "bottoms up" approach of extensively analyzing the financial, management, and overall economic conditions of each potential investment.

Primary risks

1. General Risk- As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2. Stock Market Risk- The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

3. Excluded Security Risk- Because the Fund does not invest in Excluded Securities, the Fund may be riskier than other Funds that invest in a broader array of securities.

4. Growth Risks- The Fund invests in companies that appear to be growth-oriented companies. Growth companies are companies that the Fund's investment manager believes will have revenue and earnings that grow faster than the economy as a whole, offering above-average prospects for capital appreciation and little or no emphasis on dividend income. If the Fund's investment manager's perceptions of a company's growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund's return.

Who should buy this Fund
The Fund is appropriate for investors who understand the risks of investing in the stock market and who are willing to accept moderate amounts of volatility and risk.

Past performance

Although past performance of a fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the fund because it demonstrates how the fund's returns have varied over time. The bar chart and performance table that would otherwise appear here have been omitted because the Fund is recently organized and has annual returns of less than a full calendar year.


TIMOTHY PLAN SMALL-CAP VALUE FUND

Investment objective
Long-term capital growth, with a secondary objective of current income.

Primary investment strategies

o The Fund seeks to achieve its objectives by primarily investing in U.S. small-cap stocks. Small-Cap stocks is a reference to the common stock of smaller companies - companies whose total market capitalization is generally less than $1 billion.

o In determining whether to invest in a particular company, the Fund's investment manager focuses on a number of different attributes of the company, including the company's market expertise, balance sheet, improving return on equity, price to earnings ratios, industry position and strength, management and a number of other factors. Analyzing companies in this manner is known as a "bottoms up" approach to investing.

Primary risks

1. General Risk- As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2. Stock Market Risk- The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

3. Small-Cap Stock Risk- The Fund invests in smaller companies. Smaller companies are particularly susceptible to price swings, because, due to their size, they often do not have the resources available to them that are available to larger companies.

4. Excluded Security Risk- Because the Fund does not invest in Excluded Securities, the Fund may be riskier than other Funds that invest in a broader array of securities.

Who should buy this Fund
The Fund is appropriate for investors who understand the risks of investing in the stock market and who are willing to accept moderate amounts of volatility and risk.

Past performance

The bar chart and performance table below show the variability of the Fund's Class A returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's Class A returns since the Fund's inception. The performance table shows how the Fund's average annual total returns compare over time to those of a broad-based securities market index. Of course, the Fund's past performance is not necessarily an indication of its future performance.

Performance Bar
Chart and Table (bar graph does not reflect the effect of sales charges) Year-by-year Total Returns for Class A Shares for calendar year ending on December 31(1)

 1994    1995    1996     1997      1998      1999      2000
(2.84%)  7.93%  12.59%   21.35%   (10.50%)   12.58%    11.23%

Best Quarter:
2nd Qtr 1999 - 19.88%
Worst Quarter:
3rd Qtr 1998 - (23.18)%

Average Annual Total Returns (for periods ending on December 31, 2000)

                                   Class A(1)                                        Class B(2)                        Russell 2000*
                 Excluding sales         Including maximum          Excluding sales         Including maximum
                      charge                sales charge                charge                 sales charge
One Year               11.23%                    5.14%                    10.87%                    5.87%                  (3.02)%
Five Years              8.72%                    7.67%                     8.09%                    7.94%                    9.98%
Inception               7.11%                    6.34%                     7.22%                    7.44%                   10.98%

(1)  Class A shares commenced investment operations on March 21, 1994.
(2)  Class B Shares commenced investment operations on August 25, 1995.
* The Russell 2000 Index is a widely recognized, unmanaged index of 2000 small-capitalization companies in the United States. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

TIMOTHY PLAN LARGE/MID-CAP VALUE FUND

Investment objective
Long-term capital growth, with a secondary objective of current income.

Primary investment strategies

o The Fund seeks to achieve its objectives by primarily investing in U.S. common stocks. The Fund will normally invest in companies whose total market capitalization exceeds $1 billion.

o In determining whether to invest in a particular company, the Fund's investment manager focuses on a number of different attributes of the company, including the company's market expertise, balance sheet, improving return on equity, price to earnings ratios, industry position and strength, management, and a number of other factors. Analyzing companies in this manner is known as a "bottoms up" approach to investing.

Primary risks

1. General Risk- As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2. Stock Market Risk- The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

3. Mid-Cap Stock Risk- Although the Fund generally invests in companies with larger market capitalization (greater than $1 billion), it may also invest in smaller companies. Smaller companies may be more susceptible to price swings, because, due to their size, they often do not have the resources available to them that are available to larger companies.

4. Excluded Security Risk- Because the Fund does not invest in Excluded Securities, the Fund may be riskier than other Funds that invest in a broader array of securities.

Who should buy this Fund
The Fund is appropriate for investors who understand the risks of investing in the stock market and who are willing to accept moderate amounts of volatility and risk.

Past performance

The bar chart and performance table below show the variability of the Fund's Class A returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's Class A returns since the Fund's inception. The performance table shows how the Fund's average annual total returns compare over time to those of a broad-based securities market index. Of course, the Fund's past performance is not necessarily an indication of its future performance.

Performance Bar
Chart and Table (bar graph does not reflect the effect of sales charges) Year-by-year Total Returns for Class A Shares for calendar year ending on December 31(1)

                1999       2000
                ----       ----
               (3.70)%    12.35%


        Best Quarter:
   1st Qtr 2000 - 13.09%

        Worst Quarter:
   2nd Qtr 2000 - (3.15)%

Average Annual Total Returns (for periods ending on December 31, 2000)

                                     Class A(1)                                        Class B(2)                           S&P 500*
                   Excluding sales         Including maximum          Excluding sales         Including maximum
                        charge                sales charge                charge                 sales charge
One Year                 12.35%                    6.17%                    13.73%                    8.73%                  (9.10)%
Inception                 6.19%                    2.18%                     4.67%                    3.53%                  (2.69)%

(1) Class A shares commenced investment operations on July 14, 1999.
(2) Class B Shares commenced investment operations on July 15, 1999.
* The S&P 500 Index is a widely recognized, unmanaged index of common stock prices. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.


TIMOTHY PLAN FIXED-INCOME FUND

Investment objective
To generate a high level of current income consistent with prudent investment risk.

Primary investment strategies

o To achieve its goal, the Fund normally invests in a diversified portfolio of debt securities. These include corporate bonds, U.S. government and agency securities, convertible securities and preferred securities. The Fund will only purchase securities for the Fund that are investment grade, a rating of at least "BBB" as rated by Standard & Poor's or a comparable rating by another nationally recognized rating agency. The Fund may also invest in debt securities that have not been rated by one of the major rating agencies, so long as the Fund's investment manager has determined that the security is of comparable credit quality to similar rated securities.

o In managing its portfolio, the Fund' s investment manager concentrates on sector analysis, industry allocation and securities selection: deciding which types of bonds and industries to emphasize at a given time, and then which individual bonds to buy. The Fund attempts to anticipate shifts in the business cycle in determining types of bonds and industry sectors to target. In choosing individual securities, the Fund seeks out securities that appear to be undervalued within the emphasized industry sector.

Primary risks

1. General Risk- As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2. Interest Rate Risk- When interest rates rise, bond prices fall; the higher the Fund's duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund's portfolio and its average coupon return), the more sensitive the Fund is to interest rate risk.

3. Credit Risk- The Fund could lose money if any bonds it owns are downgraded in credit rating or go into default. For this reason, the Fund will only invest in investment grade bonds.

4. Sector Risk- If certain industry sectors or types of securities don't perform as well as the Fund expects, the Fund's performance could suffer.

Who should buy this Fund
This Fund is appropriate for investors who want a high level of current income and are willing to accept a minor degree of volatility and risk.

Past performance

The bar chart and performance table below show the variability of the Fund's Class A returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's Class A returns since the Fund's inception. The performance table shows how the Fund's average annual total returns compare over time to those of a broad-based securities market index. Of course, the Fund's past performance is not necessarily an indication of its future performance.

Performance Bar
Chart and Table (bar graph does not reflect the effect of sales charges) Year-by-year Total Returns for Class A Shares for calendar year ending on December 31(1)

 1999     2000
(3.70%)   2.32%

Best Quarter:
2nd Qtr 2000 - 2.25%
Worst Quarter:
1st Qtr 2000 - (1.55)%

Average Annual Total Returns (for periods ending on December 31, 2000)

                               Class A(1)                                       Class B(2)                          Bond Index*
                Excluding sales         Including maximum         Excluding sales          Including maximum
                     charge                sales charge                charge                sales charge
One Year                2.32%                  (2.02)%                    2.12%                   (2.88)%                     .25%
Inception               1.14%                  (1.80)%                    1.00%                   (1.86)%                   (2.97%)

(1) Class A shares commenced investment operations on July 14, 1999.
(2) Class B Shares commenced investment operations on August 5, 1999.
* The Dow Jones Bond Index is a widely recognized, unmanaged index of bond prices. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.


TIMOTHY PLAN MONEY MARKET FUND

Investment objective
The Fund seeks a high level of current income consistent with the preservation of capital. The Fund also attempts to maintain a stable net asset value of $1.00.

Primary investment strategies

o The Fund invests primarily in short-term debt instruments, such as obligations of the U.S. government and its agencies, certificates of deposit, bankers acceptances, commercial paper, and short-term corporate notes. The Fund may also invest in repurchase agreements. Under normal circumstances, the Fund will not invest in any security with a maturity in excess of 397 days.

o The Fund will only purchase securities for the Fund that have a rating of at least "AA" as rated by Standard & Poor's or a comparable rating by another nationally recognized rating agency. The Fund may also invest in debt securities that have not been rated by one of the major rating agencies, so long as the Fund's investment manager has determined that the security is of comparable credit quality to similar rated securities

Primary risks

1. Money Market Risk- An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

2. Interest Rate Risk- When interest rates rise, bond prices fall; the higher the Fund's duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund's portfolio and its average coupon return), the more sensitive the Fund is to interest rate risk.

3. Credit Risk- The Fund could lose money if its holdings are downgraded in credit rating or go into default. Accordingly, the Fund will only invest in investment grade bonds.
THE BASICS ABOUT THE TRADITIONAL FUNDS (cont.)

Who should buy this Fund
The Fund is appropriate for investors who are seeking a high level of current income and preservation of capital.

Past performance

The performance table below shows the Fund's average annual total returns over time. Of course, the Fund's past performance is not necessarily an indication of its future performance.

Average Annual Total Returns (for periods ending on December 31, 2000)

                               No Load(1)
One Year                                     5.34%
Inception                                    4.87%

(1) Money Market Fund commenced investment operations on July 9, 1999.

To obtain the Fund's current 7-day yield, call the Fund toll-free at 1-800-662-0201.


FEES AND EXPENSES

The tables that follow describe the fees and expenses you may pay if you buy and hold shares of the Timothy Plan Small-Cap Value Fund ("Small"), Timothy Plan Large/Mid-Cap Value Fund ("Mid"), Timothy Plan Aggressive Growth Fund ("Aggr"), Timothy Plan Large/Mid-Cap Growth Fund ("Large"), Timothy Plan Fixed-Income Fund ("Fixed"), and Timothy Plan Money Market Fund ("MM"). The Money Market Fund offers only No-Load shares.

                                                              Class A                               Class B                 No-Load
Shareholder Transaction Expenses:               Small    Mid   Aggr   Large   Fixed   Small    Mid   Aggr   Large   Fixed     MM
                                                            --------------------------------------
Maximum sales charge on purchases                5.50%  5.50%  5.50%   5.50%   4.25%  None    None   None   None    None     None
(as percentage of offering price)
Maximum deferred sales charges                  None    None   None   None    None     5.00%  5.00%  5.00%   5.00%   5.00%   None
(as a percentage of the lesser of original
 purchase price or redemption proceeds)
Redemption Fees*                                None    None   None   None    None    None    None   None   None    None     None
Exchange Fees                                   None    None   None   None    None    None    None   None   None    None     None

                                                       Class A                                    Class B                   No-Load
Annual Fund Operating Expenses:           Small      Mid     Aggr   Large   Fixed    Small      Mid     Aggr   Large   Fixed      MM
(expenses that are deducted from Fund assets)
Management fees                          0.85%     0.85%  0.85%   0.85%   0.60%     0.85%     0.85%  0.85%   0.85%   0.60%     0.60%
Service & distribution (12b-1) fees      0.25%     0.25%  0.25%   0.25%   0.25%     1.00%     1.00%  1.00%   1.00%   1.00%     0.00%
Other expenses(1)                        0.87%     1.60%  1.50%   1.50%   8.14%     0.87%     1.60%  1.50%   1.50%   8.14%     3.44%
Total annual fund operating expenses     1.97%     2.70%  2.60%   2.60%   8.99%     2.72%     3.45%  3.35%   3.35%   9.74%     4.04%
(before reimbursement by Advisor)
Reimbursement                           N/A       N/A     1.00%   1.00%   7.64%    N/A       N/A     1.00%   1.00%   7.64%     3.19%
-----------------------------------------------------------------------------------------------------------------------------------
Total annual fund operating expenses     1.97%(2)  2.70%(2)  1.60%   1.60%   1.35%  2.72%(2)  3.45%(2)  2.35%   2.35%   2.10%  0.85%
(after reimbursement by Advisor)
------------------------------------------------------------------------------------------------------------------------------------

* Firstar Bank, the Funds' Custodian, charges a fee of $9 on redemptions paid by wire transfer.

(1) The Aggressive Growth Fund and Large/Mid-Cap Growth Fund were first offered in October 2000; accordingly, other expenses for these Funds are estimated. The Funds' adviser has contractually agreed to waive fees and/or reimburse fund expenses for the Aggressive Growth Fund, the Large/Mid-Cap Growth Fund and the Fixed-Income Fund through April 30, 2002 to maintain total annual operating expenses at 1.60%, 1.60% and 1.35%, respectively, of the applicable Fund Class A shares' average daily net assets, and at 2.35%, 2.35% and 2.10%, respectively, of the applicable Fund Class B shares' average daily net assets. These Fund classes have agreed to repay these expenses in the first, second and third fiscal years following the year ending December 31, 2002, to the extent the total expenses of the applicable Fund class for any such year or years do not exceed the applicable average daily net asset percentage set forth above or any lower expense limitation or limitations to which the Funds' adviser may otherwise agree. The Funds' adviser has contractually agreed to waive fees and/or reimburse fund expenses for the Money Market Fund through April 30, 2002 to maintain total annual operating expenses at 0.85% of the Fund's average daily net assets. The Money Market Fund has agreed to repay these expenses in the first, second and third fiscal years following the year ending December 31, 2002, to the extent the total expenses of the Fund for any such year or years do not exceed 0.85% of the Fund's average daily net assets or any lower expense limitation or limitations to which the Fund's adviser may otherwise agree.
(2) These numbers do not reflect expense reimbursement by the Funds' adviser. Net expenses after reimbursement are 1.76% and 2.51% for the Small-Cap Value Fund Class A and B, respectively, and 1.60% and 2.40% for the Large/Mid-Cap Value Fund Class A and B, respectively. The Funds' adviser discontinued such reimbursement during fiscal year 2000 because of the growth in the total assets of these Funds.

Example:

The hypothetical example below shows what your expenses would be if you invested
--------------------------------------------------------------------------------
$10,000 in Class A shares of each Traditional Fund (No-load shares of the Money
-------------------------------------------------------------------------------
Market Fund) for the time periods indicated, reinvested all distributions, and
------------------------------------------------------------------------------
then redeemed all your shares at the end of those periods.  The Example assumes
-------------------------------------------------------------------------------
that your investment has a 5% return each year and that the Fund's net operating
--------------------------------------------------------------------------------
expenses remain the same as in the table above.  This example is for comparison
-------------------------------------------------------------------------------
only, and does not represent each Fund's actual expenses and returns, either
----------------------------------------------------------------------------
past or future.
---------------

                                                             Class A               No-Load
                                                Small   Mid   Aggr   Large  Fixed    M M
One year                                        $ 739  $ 704  $ 704  $ 704  $ 557    $  87
Three years                                     $1134  $1244  $1224  $1224  $2271    $ 936
Five years                                      $1554  $1809  $1770  $1770  $3850    $1802
Ten years                                       $2720  $3356  $3269  $3269  $7401    $4078

The $9 fee that you would have to pay if you redeemed your shares by wire transfer is not included in these figures. A maximum sales charge of 4.25% for the Fixed-Income Fund, and 5.50% for the other Funds (except the Money Market
Fund) is included in the expense calculations.


                                                    Class B (with Redemption)        Class B (without Redemption)
                                                Small   Mid   Aggr   Large  Fixed  Small   Mid   Aggr   Large  Fixed
One year                                        $ 776  $ 848  $ 738  $ 738  $ 713  $ 276  $ 348  $ 238  $ 238  $ 213
Three years                                     $1144  $1359  $1237  $1237  $2424  $ 844  $1059  $ 937  $ 937  $2124
Five years                                      $1540  $1893  $1760  $1760  $3957  $1440  $1793  $1660  $1660  $3857
Ten years                                       $3069  $3757  $3599  $3599  $7661  $3069  $3757  $3599  $3599  $7661

The $9 fee that you would have to pay if you redeemed your shares by wire transfer is not included in these figures. The maximum contingent deferred sales charge for each period is included in the figures showing redemption expenses.



THE BASICS ABOUT THE ASSET ALLOCATION FUNDS

In addition to the Traditional Funds described above, the Timothy Plan offers two Asset Allocation Funds: the Timothy Plan Conservative Growth Fund and the Timothy Plan Strategic Growth Fund (the "Asset Allocation Funds"). Each Asset Allocation Fund attempts to achieve its investment objective by investing the majority of its assets in certain Traditional Funds. The Asset Allocation Funds offer you the opportunity to pursue a variety of specially constructed asset allocation strategies. The Asset Allocation Funds are designed for long-term investors seeking total return for tax-advantaged retirement plans and other long-term investment or savings accounts.


TIMOTHY PLAN STRATEGIC GROWTH FUND

Investment objective
Medium to high levels of long-term capital growth. Current income is a consideration only to the extent that the Traditional Funds in which the Fund invests seek current income.

Primary investment strategies

o Normally investing at least 75% of the Fund's assets in the following Traditional Funds: approximately 15% - 20% of net assets in the Timothy Plan Small-Cap Value Fund; approximately 20% - 25% of its net assets in the Large/Mid-Cap Value Fund; approximately 30% - 35% of its net assets in the Large/Mid-Cap Growth Fund; and approximately 15% - 20% in the Timothy Plan Aggressive Growth Fund;

o Reallocating Fund investments at the end of each fiscal quarter as needed, and when new assets come into the Fund to maintain the asset allocations described above.

Primary risks

1. General Risk- As with most other mutual funds, you can lose money by investing in the Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2. Portfolio Risk- The Fund is subject to all of the risks that are inherent in the Traditional Funds in which the Fund invests.

Who should buy this Fund

The Fund is appropriate for investors who understand the risks of investing in moderate to aggressively oriented equity funds and who wish to allocate their investments among multiple funds with a single investment.

Past performance

Although past performance of a fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the fund because it demonstrates how the fund's returns have varied over time. The bar chart and performance table that would otherwise appear here have been omitted because the Fund is recently organized and has annual returns of less than a full calendar year.


TIMOTHY PLAN CONSERVATIVE GROWTH FUND

Investment objective
Moderate levels of long-term capital growth. Current income is a secondary objective.

Primary investment strategies

o Normally investing at least 75% of the Fund's assets in the following Traditional Funds: approximately 15% - 20% of net assets in the Timothy Plan Small-Cap Value Fund; approximately 25% - 30% of its net assets in the Large/Mid-Cap Value Fund; approximately 15% - 20% of its net assets in the Large/Mid-Cap Growth Fund; and approximately 25% - 30% in the Timothy Plan Fixed-Income Fund;

o Reallocating Fund investments at the end of each fiscal quarter, and as needed when new funds come into the Fund to maintain the asset allocations described above.

Primary risks

1. General Risk- As with most other mutual funds, you can lose money by investing in the Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2. Portfolio Risk- The Fund is subject to all of the risks that are inherent in the Traditional Funds in which the Fund invests.

3. Interest Rate Risk- To the extent that the Fund invests in the Fixed-Income Fund and other fixed income securities, the Fund will be exposed to interest rate risk. When interest rates rise, bond prices fall; the higher the Fund's duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund's portfolio and its average coupon return), the more sensitive the Fund is to interest rate risk.
4. Credit Risk- To the extent that the Fund invests in the Fixed-Income Fund and other fixed income securities, the Fund will be exposed to credit risk. The Fund could lose money if any bonds it owns are downgraded in credit rating or go into default. For this reason, the Fund will only invest in investment grade bonds.

Who should buy this Fund

The Fund is appropriate for investors who understand the risks of investing in moderately risk oriented equity funds, but who also wish to realize current income and allocate their investments among multiple funds with a single investment.

Past performance

Although past performance of a fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the fund because it demonstrates how the fund's returns have varied over time. The bar chart and performance table that would otherwise appear here have been omitted because the Fund is recently organized and has annual returns of less than a full calendar year.


FEES AND EXPENSES
The tables that follow describe the fees and expenses you may pay if you buy and hold shares of the Asset Allocation Funds.

                                                                Class A                    Class B
Shareholder Transaction Expenses:                      Strategic   Conservative   Strategic   Conservative
Maximum sales charge on purchases                           5.50%          5.50%    None          None
(as percentage of offering price)
Maximum deferred sales charges                           None          None            5.00%          5.00%
(as a percentage of the lesser of original purchase
 price or redemption proceeds)
Redemption Fees*                                         None          None         None          None
Exchange Fees                                            None          None         None          None

THE BASICS ABOUT THE ASSET ALLOCATION FUNDS (cont.)

                                                                Class A                    Class B
Annual Fund Operating Expenses:                        Strategic   Conservative   Strategic   Conservative
(expenses that are deducted from Fund assets)
Management fees                                             1.00%          0.95%       1.00%          0.95%
Service & distribution (12b-1) fees                         0.25%          0.25%       1.00%          1.00%
Other expenses(1)(2)                                        1.50%          1.50%       1.50%          1.50%
----------------------------------------------------------------------------------------------------------
Total annual fund operating expenses                        2.75%          2.70%       3.50%          3.45%
----------------------------------------------------------------------------------------------------------

* Firstar Bank, the Funds' Custodian, charges a fee of $9 on redemptions paid by wire transfer.
(1) The expenses set forth above include the estimated aggregate expenses of the Asset Allocation Funds, which include the underlying expenses of the Traditional Funds in which each Asset Allocation Fund invests. Because these are recently introduced Funds, these expenses are estimated.
(2) Management Fees include an annualized fee of 0.15% of average daily net assets for shares of the Asset Allocation Funds and the aggregate management fees paid by the underlying Traditional Funds in which each Asset Allocation Fund invests.
(3) These fees include the aggregate expenses paid by the underlying Traditional Funds in which each Asset Allocation Fund invests, and are estimated.

Example:
--------

The following tables set forth the estimated aggregate expenses of the Asset Allocation Funds, including expenses of the underlying Traditional Funds in which they invest, based upon the expense tables for the Asset Allocation Funds set out above. These estimates assume a constant allocation by each Asset Allocation Fund of its assets in the Traditional Funds as described in the "Basics About the Asset Allocation Funds" section. Actual expenses of the Asset Allocation Funds may be higher or lower than this example. Based on the assumptions previously stated, you would pay the following combined expenses on a $10,000 investment assuming a 5% annual return and redemption at the end of each period.*

                                                                      Class A
                                                        Strategic                Conservative
Total Annual Combined Operating Expenses                            2.75%                      2.70%

One year                                                           $ 813                      $ 808
Three years                                                        $1356                      $1342
Five years                                                         $1924                      $1901
Ten years                                                          $3478                      $3432


                                                 Class B (with Redemption)    Class B (without Redemption)
                                                 Strategic    Conservative     Strategic     Conservative
Total Annual Combined Operating Expenses              3.50%           3.45%          3.50%            3.45%

One year                                             $ 853           $ 848          $ 353            $ 348
Three years                                          $1374           $1359          $1074            $1059
Five years                                           $1917           $1893          $1817            $1793
Ten years                                            $3802           $3757          $3802            $3757

*The $9 fee that you would have to pay if you redeemed your shares by wire transfer is not included in these figures. A maximum sales charge of 5.50% for the Class A Shares of each Asset Allocation Fund is included in the expense calculations. The expenses shown above reflect estimated Total Annual Operating Expenses for the underlying Traditional Funds. See the footnotes to the "Annual Fund Operating Expenses" table for the Traditional Funds.


ADDITIONAL INFORMATION

Each Fund may, for temporary defensive purposes, invest up to 100% of its assets in money market instruments, including repurchase agreements. When a Fund takes a temporary defensive position, it will not be investing according to its investment objective, and at such times, the performance of the Fund will be different than if it had invested strictly according to its objectives.

In order to achieve its investment objective, each Asset Allocation Fund typically allocates its assets, within predetermined percentage ranges, among certain of the Traditional Funds. Even so, the Asset Allocation Funds may temporarily exceed one or more of the applicable percentage limits for short periods. The percentages reflect the extent to which each Asset Allocation Fund will normally invest in the particular market segment represented by each underlying Traditional Fund, and the varying degrees of potential investment risk and reward represented by each Asset Allocation Fund's investments in those market segments and their corresponding Traditional Funds. The Funds' adviser may alter these percentage ranges when it deems appropriate. The assets of each Asset Allocation Fund will be allocated among the Traditional Funds in accordance with its investment objective, the Funds' adviser's outlook for the economy and the financial markets, and the relative market valuations of the Traditional Funds.

At the time an Asset Allocation Fund invests in any commercial paper, bank obligations or repurchase agreements, the issuer must have outstanding debt rated "A" or higher by Moody's or S&P; the issuer's parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody's or A-1 by S&P; or, if no such ratings are available, the investment must be of comparable quality in the opinion of the Funds' adviser. As a fundamental policy, which may not be changed without shareholder vote, each Asset Allocation Fund will concentrate its investments in shares of the Traditional Funds.


INTEREST RATE RISK

To the extent that a Traditional Fund invests in fixed income securities, the Traditional Fund will be exposed to interest rate risk. When interest rates rise, bond prices fall; the higher the Traditional Fund's duration (a calculation reflecting time risk, taking into account both the average maturity of the Traditional Fund's portfolio and its average coupon return), the more sensitive the Traditional Fund is to interest rate risk.


CREDIT RISK

To the extent that a Traditional Fund invests in fixed income securities, the Traditional Fund will be exposed to credit risk. The Traditional Fund could lose money if any bonds it owns are downgraded in credit rating or go into default. For this reason, the Traditional Funds will only invest in investment grade bonds.


ADDITIONAL EXPENSE AND TAX IMPLICATIONS

Investing in the Asset Allocation Funds involve certain additional expenses and tax results that would not be present in a direct investment in the Traditional Funds. See "Dividends and Distributions" and "Federal Taxes" in this Prospectus.



INVESTING IN THE FUNDS

DETERMINING SHARE PRICES

Shares of each Share Class of each Fund are offered at the public offering price ("POP") for each share Class. The public offering price is each share's next calculated net asset value ("NAV"), plus the applicable sales charge, if any. NAV per share is calculated by adding the value of Fund investments, cash and other assets, subtracting Fund liabilities, and then dividing the result by the number of shares outstanding. Each Fund generally determines the total value of its shares by using market prices for the securities comprising its portfolio. Securities for which quotations are not available and any other assets are valued at fair market value as determined in good faith by each Fund's investment manager, in conformity with guidelines adopted by and subject to the review and supervision of the Board of Trustees. Each Fund's per share NAV and public offering price is computed on all days on which the New York Stock Exchange ("NYSE") is open for business, at the close of regular trading hours on the NYSE, currently 4:00 p.m. Eastern time. In the event that the NYSE closes early, the share price will be determined as of the time of closing.

The Timothy Plan Money Market Fund will use the amortized cost method to compute its net asset value. This means that securities purchased by the Fund are not marked to market. Instead, any premium paid or discount realized will be amortized or accrued over the life of the security and credited/debited daily against the total assets of the Fund. This also means that, under most circumstances, the Fund will not sell securities prior to maturity date except to satisfy redemption requests.


CHOOSING THE CLASS OF SHARES THAT IS BEST FOR YOU

Except for the Money Market Fund, which offers only No-Load Shares, each Fund offers you a choice of two different share classes in which to invest. The main differences between each share Class are sales charges and ongoing fees. Both Classes of shares in any Fund represent interests in the same portfolio of investments in that Fund. When deciding which Class of shares to purchase, you should consider your investment goals, present and future amounts you may invest in the Fund(s), and the length of time you intend to hold your shares. You should consider, given the length of time you may hold your shares, whether the ongoing expenses of Class B shares will be greater than the front-end sales charge of Class A shares, and to what extent such differences may be offset by the higher dividends on Class A shares. To help you make a determination as to which class of shares to buy, please refer back to the examples of Fund expenses over time in the "Fees And Expenses" sections.

CLASS A SHARES

Class A shares are offered at their public offering price ("POP"), which is net asset value per share plus the applicable sales charge. The sales charge varies, depending on which Fund you choose and how much you invest. There are no sales charges on reinvested distributions. For all Funds except the Fixed-Income Fund and the Money Market Fund, the following sales charges apply:

Amount Invested                         As a % of     As a % of Amount Invested    Dealer Concession as a Percentage
                                     Offering Price                                        of Offering Price
$1,000 to 24,999                               5.50%                       5.82%                                 5.25%
$25,000 to 49,999                              4.25%                       4.44%                                 4.00%
$50,000 to 99,999                              3.00%                       3.09%                                 2.75%
$100,000 to 249,999                            2.00%                       2.04%                                 1.75%
$250,000 to 499,999                            1.00%                       1.01%                                 0.75%
$500,000 and up                                0.00%                       0.00%                                 0.00%

The following sales charges apply to the Fixed-Income Fund:

Amount Invested                         As a % of     As a % of Amount Invested    Dealer Concession as a Percentage
                                     Offering Price                                        of Offering Price
$1,000 to 24,999                               4.25%                       4.44%                                 4.00%
$25,000 to 49,999                              3.25%                       3.36%                                 3.00%
$50,000 to 99,999                              2.25%                       2.30%                                 2.00%
$100,000 to 249,999                            1.25%                       1.27%                                 1.00%
$250,000 to 499,999                            0.75%                       0.76%                                 0.50%
$500,000 and up                                0.00%                       0.00%                                 0.00%

The Trust's distributor will pay the appropriate dealer concession to those selected dealers who have entered into an agreement with the distributor to sell shares of the Funds. The dealer's concession may be changed from time to time. The distributor may from time to time offer incentive compensation to dealers who sell shares of the Funds subject to sales charges, allowing such dealers to retain an additional portion of the sales load. A dealer who receives 90% or more of the sales load may be deemed to be an "underwriter" under the Securities Act of 1933, as amended.

Exemptions from sales charges

Class A shareholders who purchased their shares on or before September 22, 1997 are not subject to sales charges on future purchases of Class A shares of any Timothy Plan Fund, including exchanges. Also, the Trust will waive sales charges on purchases of Class A Shares of any Timothy Plan Fund by:

1.  fee-based registered investment advisers for their clients,
2.  broker/dealers with wrap fee accounts,
3.  registered investment advisers or brokers for their own accounts,

4. directors, officers, agents, employees, and employee related accounts of any entity which provides services to the Timothy Plan pursuant to a written agreement for such services approved by the Board of Trustees of the Timothy Plan, and

5. for an organization's retirement plan that places either (i) 200 or more participants or (ii) $300,000 or more of combined participant initial assets into the Funds.

The Trust may also, at its sole discretion, waive sales charges on purchases of Class A Shares by:

1.  religious organizations for themselves or their members,
2. religiously-based charitable organizations and foundations for themselves or their members, and/or
3.  at times and under circumstances deemed appropriate by the Trust.

For purchasers that qualify for fee waivers, shares will be purchased at net asset value.

Reduced sales charges

You may qualify for a reduced sales charge by aggregating the net asset value of all your load shares previously purchased in any Fund with the dollar amount of shares to be purchased. For example, if you already owned Class A or Class B shares in one or more of the Funds with an aggregate net asset value of $450,000, and you decided to purchase an additional $60,000 of Class A shares of any Fund, there would be no sales charge on that purchase because you had accumulated more than $500,000 in all Funds of the Trust.

Letter of intent

You can immediately qualify for a reduced or eliminated sales charge by signing a non-binding letter of intent stating your intention to buy an amount of shares in the Fund(s) during the next thirteen (13) months sufficient to qualify for the reduction. Your letter will not apply to purchases made more than 90 days prior to the letter. During the term of your letter of intent, the transfer agent will hold in escrow shares representing the highest applicable sales load for the Fund(s) in which you have purchased shares, each time you make a purchase. Any shares you redeem during that period will count against your commitment. If, by the end of your commitment term, you have purchased all the shares you committed to purchase, the escrowed shares will be released to you. If you have not purchased the full amount of your commitment, your escrowed shares will be redeemed in an amount equal to the sales charge that would apply if you had purchased the actual amount in your account(s) all at once. Any escrowed shares not needed to satisfy that charge would be released to you.


CLASS B SHARES

Unlike Class A shares, Class B shares are sold at net asset value, without an initial sales charge. Instead, a Contingent Deferred Sales Charge ("CDSC") is imposed on certain redemptions of Class B shares. This means that all of your initial investment is invested in the Fund(s) of your choice, and you will only incur a sales charge if you redeem shares within five years. In that case, a CDSC may be imposed on your redemption. If a CDSC is imposed, it will be imposed based on an amount equal to the lesser of the current market value or the cost of the shares redeemed. What this means is that no sales charge is imposed on increases in the net asset value of your shares above their original purchase price. Also, no charge is assessed on shares derived from reinvestment of dividend or capital gains distributions.

The amount of the CDSC, if any, varies depending on the number of years you have held your shares. To determine that time period, all purchases made in any month are aggregated together and deemed to have been made on the last day of the month. For Class B shares of each Fund, except the Money Market Fund, which does not offer Class B shares, the following CDSC charges apply:

               Redemption Within      CDSC Percentage

               First Year                 5.00%
               Second Year                4.00%
               Third Year                 3.00%
               Fourth Year                2.00%
               Fifth Year                 1.00%
               Sixth Year and Thereafter   None

When you send a redemption request to the Trust, shares not subject to the CDSC are redeemed first, then shares that have been held the longest, and so on. That way, you will be subject to the smallest charge possible.

CDSC waivers

The CDSC is waived on redemptions of Class B shares (i) following the death or disability (as defined in the Internal Revenue Code) of a shareholder (ii) in connection with certain distributions from an individual retirement account ("IRA") or other retirement plan (iii) pursuant to the Trust's Systematic Cash Withdrawal Plan or a lump-sum withdrawal, each limited to 10% per year of the initial value of the account, and (iv) pursuant to the right of a Fund to liquidate a shareholder's account.

Conversion feature

Class B shares automatically convert to Class A shares once the economic equivalent of a 5.50% front-end sales charge is recovered by the Fund for each investment account. The sales charge is recoverable by the Fund through the distribution fees paid under each Fund's Plan of Distribution for its Class B shares. Class B shares converting to Class A shares are not subject to additional sales charges.


DISTRIBUTION FEES

The Trust has adopted distribution and shareholder servicing plans (the "Distribution Plans"), pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"), by Class of Shares, for each Fund. The Distribution Plans provide for fees to be deducted from the average net assets of the Funds in order to compensate TPL or others for expenses relating to the promotion and sale of shares of each Fund.

Under the Class A Distribution Plan, the Class A shares of each Fund compensate TPL and others for distribution expenses at a maximum annual rate of 0.25% (of which, the full amount may be service fees), payable on a monthly basis, of each Fund's average daily net assets attributable to Class A shares.

Under the Class B Distribution Plan, the Class B Shares of the Fund compensate TPL and others for distribution and service fees at an annual rate of 1.00% (0.25% of which is a service fee) payable on a monthly basis, of each Fund's average daily net assets attributable to Class B shares. Amounts paid under the Class B Distribution Plan are paid to TPL and others to compensate them for services provided and expenses incurred in the distribution of Class B shares, including the paying of commissions for sales of Class B shares. The Class B Distribution Plan is designed to allow investors to purchase Class B shares without incurring a front-end sales load and to permit the distributor to compensate authorized dealers for selling such shares. Accordingly, the Class B Distribution Plan combined with the CDSC for Class B shares is to provide for the financing of the distribution of Class B shares.

OPENING AND ADDING TO YOUR ACCOUNT

You can invest directly in each Fund by mail, by wire transfer, or through broker-dealers or other financial organizations. Simply choose the one that is most convenient for you. You may also invest in the Fund through an automatic payment plan. Any questions you may have can be answered by calling 1-800-662-0201.

Payments for Fund shares should be in U.S. dollars, and in order to avoid fees and delays, should be drawn on a U.S. bank. Please remember that the Trust reserves the right to reject any purchase order for Fund shares. The minimum initial investment amount for each Fund, in any Class of shares, is set forth below:


                                           Minimum Initial                Minimum Subsequent
Type of Investment Account                 Purchase Amount                 Purchase Amount
Regular Accounts                                $1,000                           None
--------------------------------------------------------------------------------------------------
Qualified Retirement Plans                       None                            None
--------------------------------------------------------------------------------------------------
Automatic Investment Accounts                   $   50                           $50
--------------------------------------------------------------------------------------------------


TO OPEN AN ACCOUNT BY MAIL

To make your initial investment in the Fund, simply complete the Account Registration Form included with this Prospectus, make a check payable to the Fund of your choice, and mail the Form and check to:

The Timothy Plan
c/o Unified Fund Services, Inc.
431 North Pennsylvania Street
Indianapolis, Indiana  46204

To make subsequent purchases, simply make a check payable to the Fund of your choice and mail the check to the above-mentioned address. Be sure to note your account number on the check.

Your purchase order, if accompanied by payment, will be processed upon receipt by Unified Fund Services, Inc., the Fund's transfer agent (the "Transfer Agent"). If the Transfer Agent receives your order and payment by the close of regular trading on the NYSE (currently 4:00 p.m. Eastern time), your shares will be purchased at the applicable Fund's POP calculated at the close of regular trading on that day. Otherwise, your shares will be purchased at the POP determined as of the close of regular trading on the next business day.

PURCHASING SHARES BY WIRE TRANSFER
To make an initial purchase of shares by wire transfer, you need to take the following steps:

1. Fill out and mail or fax (317-266-8756) an Account Registration Form to the Transfer Agent
2.  Call 1-800-662-0201 to inform us that a wire is being sent.
3.  Obtain an account number from the Transfer Agent.
4.  Ask your bank to wire funds to the account of:

     Firstar Bank, N.A.
     Cinti/Trust, ABA #   0420-0001-3
     Credit:      The Timothy Plan
     Acct. #      488889866 (Small-Cap Value Fund)
                  82160217  (Large/Mid-Cap Value Fund)
                  82160218  (Fixed-Income Fund)
                  82160220  (Money Market Fund)
                  19945-6526  (Aggressive Growth Fund)
                  19945-6534   (Large/Mid-Cap Growth Fund)
                  19945-6542  (Strategic Growth Fund)
                  19945-6559  (Conservative Growth Fund)
     For further credit to:   (Your Name and Account #)

Include your name(s), address and taxpayer identification number or Social Security number on the wire transfer instructions. The wire should state that you are opening a new Fund account.

The Trust allows investors to fax an Account Registration Form to the Transfer Agent as a convenience for the investor. However, if you fax your Form to the Transfer Agent, you must also mail the original to the Transfer Agent for the Trust's permanent files.

To make subsequent purchases by wire, ask your bank to wire funds using the instructions listed above, and be sure to include your account number on the wire transfer instructions.

If you purchase Fund shares by wire, you must complete and file an Account Registration Form with the Transfer Agent before any of the shares purchased can be redeemed. Either fill out and mail the Form included with this prospectus, or call the Transfer Agent and they will send you an application. You should contact your bank (which will need to be a commercial bank that is a member of the Federal Reserve System) for information on sending funds by wire, including any charges that your bank may make for these services.


PURCHASES THROUGH FINANCIAL SERVICE ORGANIZATIONS

You may purchase shares of the Funds through participating brokers, dealers, and other financial professionals. Simply call your investment professional to make your purchase. If you are a client of a securities broker or other financial organization, such organizations may charge a separate fee for administrative services in connection with investments in Fund shares and may impose account minimums and other requirements. These fees and requirements would be in addition to those imposed by the applicable Fund. If you are investing through a securities broker or other financial organization, please refer to its program materials for any additional special provisions or conditions that may be different from those described in this Prospectus (for example, some or all of the services and privileges described may not be available to you). Securities brokers and other financial organizations have the responsibility of transmitting purchase orders and funds, and of crediting their customers' accounts following redemptions, in a timely manner in accordance with their customer agreements and this Prospectus.

PURCHASING SHARES BY AUTOMATIC INVESTMENT PLAN (excluding the Money Market Fund)

You may purchase shares of the Funds through an Automatic Investment Plan (the "AIP") with the exception of the Money Market Fund. The AIP provides a convenient way for you to have money deducted directly from your checking, savings, or other accounts for investment in shares of the Fund. You can take advantage of the AIP by filling out the AIP application, included with this Prospectus. You may only select this option if you have an account maintained at a domestic financial institution which is an Automated Clearing House member for automatic withdrawals under the AIP. The Trust may alter, modify, amend or terminate the AIP at any time, and will notify you at least 30 days in advance if it does so. For more information, call the Transfer Agent at 1-800-662-0201.


RETIREMENT PLANS

Retirement plans may provide you with a method of investing for your retirement by allowing you to exclude from your taxable income, subject to certain limitations, the initial and subsequent investments in your plan and also allowing such investments to grow without the burden of current income tax until moneys are withdrawn from the plan. Contact your investment professional or call the Trust at 1-800 TIM-PLAN to receive information concerning your options.


OTHER PURCHASE INFORMATION

Federal regulations require that you provide a certified taxpayer identification number whenever you open or reopen an account. Congress has mandated that if any shareholder fails to provide and certify to the accuracy of the shareholder's social security number or other taxpayer identification number, a company will be required to withhold a percentage, currently 31%, of all dividends, distributions and payments, including redemption proceeds, to such shareholder as a backup withholding procedure.

For economy and convenience, share certificates will not be issued.

The Timothy Plan wants you to be kept current regarding the status of your account in our Fund(s). To assist you, the following statements and reports will be sent to you:

Confirmation Statements  After every transaction that affects your account balance or your account registration.

Account Statements  Quarterly.

Financial Reports  Semi-annually -- to reduce Fund expenses, only one copy of the Fund report will be mailed to each taxpayer identification number even if you have more than one account in the Fund.



HOW TO SELL (REDEEM) YOUR SHARES
You may sell (redeem) your shares at any time. You may request the sale of your shares either by mail, by telephone or by wire.


BY MAIL
Sale requests should be mailed via U.S. mail or overnight courier service to:

The Timothy Plan
c/o Unified Fund Services, Inc.
431 North Pennsylvania Street
Indianapolis, Indiana  46204

The selling price for No-Load and Class A shares being redeemed will be the applicable Fund's per share net asset value next calculated after receipt of all required documents in "good order." The selling price for Class B shares being redeemed will be the Fund's per share net asset value next calculated after receipt of all required documents in "good order," less any applicable CDSC. Payment of redemption proceeds will be made no later than the third business day after the valuation date unless otherwise expressly agreed by the parties at the time of the transaction.

"Good order" means that the request must include:

1.  Your account number.
2. The number of shares to be sold (redeemed) or the dollar value of the amount to be redeemed.
3. The signatures of all account owners exactly as they are registered on the account.
4.  Any required signature guarantees.
5. Any supporting legal documentation that is required in the case of estates, trusts, corporations or partnerships and certain other types of accounts.


SIGNATURE GUARANTEES
A signature guarantee of each owner is required to redeem shares in the following situations, for all size transactions:

(i)  if you change the ownership on your account;
(ii) when you want the redemption proceeds sent to a different address than is registered on the account;
(iii) if the proceeds are to be made payable to someone other than the account's owner(s);
(iv) any redemption transmitted by federal wire transfer to your bank; and
(v) if a change of address request has been received by the Trust or the Transfer Agent within 15 days previous to the request for redemption.

In addition, signature guarantees are required for all redemptions of $25,000 or more from any Fund shareholder account. A redemption will not be processed until the signature guarantee, if required, is received in "good order."

Signature guarantees are designed to protect both you and the Trust from fraud. To obtain a signature guarantee, you should visit a bank, trust company, member of a national securities exchange or other broker-dealer, or other eligible guarantor institution. (Notaries public cannot provide signature guarantees.) Guarantees must be signed by an authorized person at one of these institutions, and be accompanied by the words "Gold Medallion Signature Guarantee."

BY TELEPHONE

You may redeem your shares in the Fund(s) by calling the Transfer Agent at 1-800-662-0201 if you elected to use telephone redemption on your account application when you initially purchased shares. Redemption proceeds must be transmitted directly to you or to your pre-designated account at a domestic bank.

Shares purchased by check for which a redemption request has been received will not be redeemed until the check or payment received for investment has cleared.


BY AUTOMATED CLEARING HOUSE ("ACH")

You may request the redemption proceeds be transferred to your designated bank if it is a member bank or a correspondent of a member bank of the ACH system. There is no fee charged by the Trust. ACH redemption requests must be received by the Transfer Agent before 4:00 p.m. Eastern time to receive that day's closing net assets value. ACH redemptions will be sent on the day following your redemption request. ACH redemption funds are normally available two days after the redemption has been processed.


REDEMPTION AT THE OPTION OF THE TRUST

If the value of the shares in your account falls to less than $1000, the Trust may notify you that, unless your account is increased to $1,000 in value, it will redeem all your shares and close the account by paying you the redemption proceeds and any dividends and distributions declared and unpaid at the date of redemption. You will have sixty days after notice to bring the account up to $1,000 before any action is taken. This minimum balance requirement does not apply to IRAs and other tax-sheltered investment accounts. This right of redemption shall not apply if the value of your account drops below $1000 as the result of market action. The Trust reserves this right because of the expense to the Fund of maintaining very small accounts.

DIVIDENDS AND DISTRIBUTIONS

Dividends paid by each Fund are derived from its net investment income. Net investment income will be distributed at least annually. The Fund's net investment income is made up of dividends received from the stocks it holds, as well as interest accrued and paid on any other obligations that might be held in the Fund's portfolio.

Each Fund realizes capital gains when it sells a security for more than it paid for it. A Fund may make distributions of its net realized capital gains (after any reductions for capital loss carry forwards), generally, once a year.

Unless you elect to have your distributions paid in cash, your distributions will be reinvested in additional shares of the applicable Fund. You may change the manner in which your dividends are paid at any time by writing to The Timothy Plan, c/o Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204.


THE INVESTMENT ADVISER

Timothy Partners, Ltd., 1304 West Fairbanks Avenue, Winter Park, Florida, 32789, is a Florida limited partnership organized on December 6, 1993, and is registered with the Securities and Exchange Commission as an investment adviser. TPL supervises the investment of the assets of each Fund in accordance with the objectives, policies and restrictions of the Trust. TPL approves the portfolio of securities selected by the investment managers. To determine which securities are Excluded Securities, TPL conducts its own research and consults a number of Christian ministries on these issues. TPL retains the right to change the sources from whom it acquires its information, at its discretion. TPL has been the adviser to the Funds since their inceptions.

Covenant Funds, Inc., a Florida corporation ("CFI"), is the managing general
partner of TPL.   Arthur D. Ally is President, Chairman and Trustee of the
Trust, as well as President and 70% shareholder of CFI.   Mr. Ally had over
eighteen years experience in the investment industry prior to founding TPL, having worked for Prudential Bache, Shearson Lehman Brothers and Investment Management & Research. Some or all of these firms may be utilized by an investment manager to execute portfolio trades for a Fund. Neither Mr. Ally nor any affiliated person of the Trust will receive any benefit from such transactions.

For its services, TPL is paid an annual fee equal to 0.85% on the Small-Cap Value Fund, 0.85% on the Large/Mid-Cap Value Fund, 0.85% on the Aggressive Growth Fund, 0.85% on the Large/Mid-Cap Growth Fund, 0.60% on the Fixed-Income Fund, 0.60% on the Money Market Fund, and 0.15% on the Strategic Growth Fund and the Conservative Growth Fund.

TPL, with the Trust's consent, has engaged the services of the following entities to provide day-to-day investment advisory services to certain of the Funds. TPL pays all fees charged by the investment managers for such services.



INVESTMENT MANAGERS

AGGRESSIVE GROWTH FUND

Provident Investment Counsel, Inc. ("Provident"), 300 North Lake Avenue, Penthouse Suite, Pasadena, CA 91103, serves as investment manager to the Aggressive Growth Fund under a written agreement with TPL. Provident selects the investments for the Fund's portfolio, subject to the investment restrictions of the Trust and under the supervision of TPL.

Provident was founded in 1951 and as of December 31, 2000, managed assets in excess of $16.7 billion. Provident is a wholly owned subsidiary of United Asset Management Corporation. Provident is registered with the Securities and Exchange Commission as an investment advisory company, and the firm's primary business is providing investment management services to institutions, corporations, religious organizations, foundations and endowments, and high net worth individuals.

Provident's growth equity investment philosophy is based on the belief that, over the long term, a company's earnings per share growth is the most significant determinant of long-term stock price appreciation. In light of this, Provident seeks out companies with catalysts for growth. Provident employs a team approach to portfolio management, and the following persons are primarily responsible for the day-to-day investment of the Fund's assets.

Evelyn D. Lapham, CFA - Senior Vice President

Ms. Lapham holds a Bachelor of Arts degree from Miami University of Ohio and a Master of Business Administration degree from the Stern School of Business at New York University. She has also obtained the designation of Chartered Financial Analyst. Ms. Lapham has been in the investment industry since 1981, including seven years as a portfolio manager/analyst for a major U.S. pension plan and ten years in institutional equity sales coverage for a major brokerage firm.

James M. Landreth, CFA - Vice President

Mr. Landreth holds a Bachelor of Science degree in Finance from San Diego State University and a Master of Business Administration degree from the Marshall School of Business at the University of Southern California. Mr. Landreth has obtained the designation of Chartered Financial Analyst and has been in the investment industry since 1991. Prior to joining Provident Investment Counsel, Mr. Landreth spent three years working as an analyst at a large west coast pension consulting firm.

Scott T. Migliori, CFA - Vice President

Mr. Migliori holds a Bachelor of Science degree in Accounting from University of Southern California, a Juris Doctor degree from the University of California, Berkeley, and a Master of Business Administration degree from the University of California at Los Angeles. Prior to joining Provident Investment Counsel, Mr. Migliori practiced corporate law at a major California law firm.

Andrew J. Pearl, CFA - Managing Director

Mr. Pearl received a Bachelor of Arts Degree in Economics and Government from Cornell University and a Juris Doctor degree from Harvard Law School. Prior to joining Provident Investment Counsel, Mr. Pearl practiced corporate law at two major California law firms and then held the position of Vice President - Finance at a Los Angeles based development company.

Anne E. Westreich, CFA - Vice President

Ms. Westreich holds a Bachelor of Science degree from California State University at Fullerton. She has also obtained the designation of Chartered Financial Analyst. Ms. Westreich has nine years of investment experience with a major U.S. pension plan including the last five years as an equity analyst.


LARGE/MID-CAP GROWTH FUND

Rittenhouse Financial Services, Inc. ("Rittenhouse"), One Radnor Corporate Center, Radnor, PA 19087, serves as investment manager to the Large/Mid-Cap Growth Fund under a written agreement with TPL. Rittenhouse selects the investments for the Fund's portfolio, subject to the investment restrictions of the Trust and under the supervision of TPL.

Rittenhouse is a registered investment advisor and wholly-owned subsidiary of The John Nuveen Company. Established in 1979, Rittenhouse provides equity, fixed income and balanced portfolio management to corporations, hospitals, Taft-Hartley plans, public funds, endowments and foundations, and high-net-worth individuals.

As of December 31, 2000, Rittenhouse managed approximately $19.4 billion in assets for programs such as Merrill Lynch, PaineWebber and Salomon Smith Barney and accounts such as the City of Philadelphia (PA), the Society of the Holy Child Jesus (MD) and the United Food & Commercial Workers (OH). Rittenhouse is registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940.

Rittenhouse's Investment Committee makes firm-wide investment recommendations, while the Institutional Group is responsible for managing institutional accounts. Vincent P. McNichol, Vice President, handles religious accounts while William L. Conrad, Managing Director, provides oversight and backup. Messrs. Conrad and McNichol are primarily responsible for the day-to-day investing of the Fund's assets.

Mr. William L. Conrad, Managing Director/Institutional Group, joined Rittenhouse in 1991. He has over 18 years experience in the investment industry, is a member of the firm's Investment Committee, and has a B.A. degree in Political Science/International Relations from Georgetown University in Washington, D.C.

Mr. Vincent P. McNichol, Vice President/Institutional Portfolio Manager, joined Rittenhouse in 1990. He has over 32 years experience managing investment portfolios, and has a B.S. degree in Business Administration from LaSalle University.

SMALL-CAP VALUE FUND

Awad Asset Management, Inc. ("Awad"), a wholly-owned subsidiary of Raymond James Financial, Inc., a diversified financial services firm traded on the New York Stock Exchange, is the investment manager for the Small-Cap Value Fund. Awad has offices at 250 Park Avenue, New York, New York 10177. Awad selects the investments for the Small-Cap Value Fund's portfolio, subject to the investment restrictions of the Trust and under the supervision of TPL.

James D. Awad, Dan Veru and Carol Egan make up the team responsible for managing the day-to-day investments for the Fund. James Awad is the Senior Investment Officer of the investment manager. Prior to forming Awad, Mr. Awad was founder and president of BMI Capital. He also managed assets at Neuberger & Berman, Channing Management and First Investment Corp. Mr. Awad has been involved either full or part-time in the investment business since 1965.

Awad has served as investment manager to the Fund since January 1, 1997. It also serves as investment co-adviser to two other investment companies:
Heritage Small-Cap Stock Fund and Calvert New Vision Small-Cap Fund. As of December 31, 2000, Awad & Associates managed in excess of $675 million in assets.

In choosing the securities in which to invest, Awad uses extensive fundamental analysis to develop earnings forecasts and to identify attractive investment opportunities relative to market valuation. Individual companies are scrutinized concerning their individual growth prospects and their competitive positions within their respective industries. Individual company analysis focuses upon the outlook for sales, profit margins, returns on capital, cash flow and earnings per share.


LARGE/MID-CAP VALUE FUND

Fox Asset Management, Inc. ("Fox"), 44 Sycamore Avenue, Little Silver, NJ 07739, is responsible for the investment and reinvestment of the Mid-Cap Value Fund's assets. Mr. J. Peter Skirkanich, President and majority shareholder of Fox, is responsible for the day-to-day recommendations regarding the investment of the Fund's portfolio. Fox was founded in 1985 and offers investment advice and services to individuals, institutions, trusts, charities and regulated investment companies. As of December 31, 2000, Fox managed approximately $1.9 billion in assets.

Mr. Skirkanich is the founder of the firm, serves as chairman of the firm's investment committee, and is the firm's controlling shareholder, with an approximate holding of 73% of the firm's outstanding stock. Mr. Skirkanich was formerly Managing Director of Dreman Value Management, Inc., an investment counseling firm. Prior to that, he was a Vice President of Investments at Kidder, Peabody & Company and Shearson/American Express, where he managed individual and corporate accounts for twelve years. He began his investment career as an analyst with Prudential Bache Securities.

Prior to embarking on his investment career, Mr. Skirkanich served three years with the U.S. State Department and two years with Ernst & Whinney in both the tax and audit areas. Mr. Skirkanich is a graduate of the Wharton School, University of Pennsylvania. Currently he serves as a trustee on the Board of Overseers for the School of Engineering and Applied Sciences at the University. By gubernatorial appointment, he also serves as a member of the State Investment Council for the State of New Jersey.


FIXED-INCOME FUND AND MONEY MARKET FUND

Carr & Associates, Inc.("Carr"), 150 Broadway, Suite 509, New York, New York, serves as investment manager to the Fixed-Income and Money Market Funds. Carr was founded by Michael F. Carr in 1989 and has provided investment advisory services to institutional and individual investors since that time. Each of the firm's co-principals is a Chartered Financial Analyst with over 38 years of investment industry experience.

Michael F. Carr, President and Chief Investment Officer for the firm, is responsible for the day to day recommendations regarding the investment of the Funds' portfolios. Mr. Carr has spent his entire 40 year career in the investment industry. Immediately prior to founding the firm, Mr. Carr was a Senior Vice President of Shearson Lehman Hutton. Mr. Carr is a Chartered Financial Analyst and a member of the Association for Investment Management and Research and the New York Society of Security Analysts. A graduate of the University of Notre Dame, Mr. Carr received his Masters of Business Administration degree from New York University.

PRINCIPAL UNDERWRITER

Timothy Partners Ltd. acts as principal underwriter for the Trust. The purpose of acting as an underwriter is to facilitate the registration of the Funds' shares under state securities laws and to assist in the sale of shares. TPL also acts as Investment Adviser to the Trust. TPL is not compensated for providing underwriting services to the Trust.



FEDERAL TAXES

The Trust intends to qualify and maintain its qualification as a "regulated investment company" under the Internal Revenue Code (the "Code"), meaning that to the extent a fund's earnings are passed on to shareholders as required by the Code, the Trust itself is not required to pay federal income taxes on the earnings. Accordingly, each Fund will pay dividends and make such distributions as are necessary to maintain its qualification as a regulated investment company under the Code.

Before you purchase shares of any Fund, you should consider the effect of both dividends and capital gain distributions that are expected to be declared or that have been declared but not yet paid. When the Fund makes these payments, its share price will be reduced by the amount of the payment, so that you will in effect have paid full price for the shares and then received a portion of your price back as a taxable dividend distribution.

The Trust will notify you annually as to the tax status of dividend and capital gains distributions paid by the Funds. Such dividends and capital gains may also be subject to state and local taxes.

You may realize a taxable gain or loss when redeeming shares of a Fund depending on the difference in the prices at which you purchased and sold the shares.

Because your state and local taxes may be different than the federal taxes described above, you should see your tax adviser regarding these taxes.


GENERAL INFORMATION

Total return for the Funds may be calculated on an average annual total return basis or an aggregate total return basis. Average annual total return reflects the average annual percentage change in value of an investment over the measuring period. Aggregate total return reflects the total percentage change in value of an investment over the measuring period. Both measures assume the reinvestment of dividends and distributions.

Total return of each Fund may be compared to those of mutual funds with similar investment objectives and to bond, stock or other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor mutual fund performance.



FINANCIAL HIGHLIGHTS

The financial highlights tables presented below are intended to help you understand each Fund's financial performance since it commenced investment operations. Certain information reflects financial results for a single Fund share. Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund, and for a particular class of a Fund (assuming reinvestment of all dividends and distributions) for the time periods indicated. This information has been audited by Tait, Weller & Baker, whose report, along with each Fund's financial statements, are included in the Trust's annual report, dated December 31, 2000, which is available without charge upon request.

SMALL-CAP VALUE FUND - CLASS A SHARES

                                                     year           year           year           year           year
                                                    ended          ended          ended          ended          ended
                                                   12/31/00       12/31/99       12/31/98       12/31/97       12/31/96
     Per Share Operating Performance:
     Net Asset Value at Beginning of Year         $   12.26      $   10.89      $   12.25      $   11.24      $   10.07
                                               ------------    -----------    -----------    -----------    -----------

     Income from Investment Operations:
       Net Investment Income (Loss)                   (0.05)         (0.02)          0.01           0.02           0.10
       Net Realized and Unrealized Gain (Loss)
        on Investments                                 1.43           1.39          (1.30)          2.37           1.17
                                               ------------    -----------    -----------    -----------    -----------
     Total from Investment Operations                  1.38           1.37          (1.29)          2.39           1.27
                                               ------------    -----------    -----------    -----------    -----------

     Less Distributions:
       Dividends from Realized Gains                  (1.03)             -          (0.07)         (1.38)             -
       Dividends from Net Investment Income               -              -              -              -          (0.10)
                                               ------------    -----------    -----------    -----------    -----------
       Total Distributions                            (1.03)             -          (0.07)         (1.38)         (0.10)
                                               ------------    -----------    -----------    -----------    -----------

     Net Asset Value at End of Year               $   12.61      $   12.26      $   10.89      $   12.25      $   11.24
                                               ============    ===========    ===========    ===========    ===========

     Total Return (A)                                 11.23%         12.58%       (10.50)%         21.35%         12.59%

     Ratios/Supplimental Data:
     Net Assets, End of Year (in 000s)            $  15,217      $  13,377      $  13,287      $  11,208      $   7,760

     Ratio of Expenses to Average Net Assets:
       Before Reimbursement of Expenses by Advisor     1.97%          2.22%          2.09%          2.75%          3.70%
       After Reimbursement of Expenses by Advisor      1.76%          1.60%          1.60%          1.60%          1.60%

     Ratio of Net Investment Income (Loss)
     to Average Net Assets:
       Before Reimbursement of Expenses by Advisor    (0.48)%        (0.82)%        (1.15)%        (0.90)%        (1.05)%
       After Reimbursement of Expenses by Advisor     (0.27)%        (0.20)%        (0.66)%          0.25%          1.05%

     Portfolio Turnover                               99.17%         78.79%         69.42%        136.36%         93.08%

SMALL-CAP VALUE FUND - CLASS B SHARES

                                                     year           year           year           year           year
                                                    ended          ended          ended          ended          ended
                                                   12/31/00       12/31/99       12/31/98       12/31/97       12/31/96
     Per Share Operating Performance:
     Net Asset Value at Beginning of Year         $   11.88      $   10.70      $   12.13      $   11.22      $   10.08
                                               ------------    -----------    -----------    -----------    -----------

     Income from Investment Operations:
       Net Investment Income (Loss)                   (0.10)         (0.11)         (0.07)         (0.03)          0.07
       Net Realized and Unrealized Gain (Loss)         1.39           1.29          (1.29)          2.32           1.14
       on Investments
                                               ------------    -----------    -----------    -----------    -----------
     Total from Investment Operations                  1.29           1.18          (1.36)          2.29           1.21
                                               ------------    -----------    -----------    -----------    -----------

     Less Distributions:
       Dividends from Realized Gains                  (0.98)             -          (0.07)         (1.38)             -
       Dividends from Net Investment Income               -              -              -              -          (0.07)
                                               ------------    -----------    -----------    -----------    -----------
       Total Distributions                            (0.98)             -          (0.07)         (1.38)         (0.07)
                                               ------------    -----------    -----------    -----------    -----------

     Net Asset Value at End of Year               $   12.19      $   11.88      $   10.70      $   12.13      $   11.22
                                               ============    ===========    ===========    ===========    ===========

     Total Return (A)                                 10.87%         11.03%       (11.18)%         20.50%         11.98%

     Ratios/Supplimental Data:
     Net Assets, End of Year (in 000s)            $  16,631      $  14,351      $  14,114      $  11,389      $   3,929

     Ratio of Expenses to Average Net Assets:
       Before Reimbursement of Expenses by Advisor     2.72%          2.72%          2.84%          3.41%          4.30%
       After Reimbursement of Expenses by Advisor      2.51%          2.35%          2.35%          2.26%          2.20%

     Ratio of Net Investment Income (Loss) to Average Net
     Assets:
       Before Reimbursement of Expenses by            (1.23)%        (1.34)%        (1.90)%        (1.56)%         1.65%
       Advisor
       After Reimbursement of Expenses by Advisor     (1.02)%        (0.97)%        (1.41)%        (0.41)%         0.45%

     Portfolio Turnover                               99.17%         78.79%         69.42%        136.36%         93.08%

LARGE/MID-CAP VALUE FUND - CLASS A

                                                     year          period
                                                    ended          ended
                                                   12/31/00      12/31/99
                                                                    (B)
     Per Share Operating Performance:
     Net Asset Value at Beginning of Period       $    9.68        $ 10.00
                                               ------------    -----------

     Income from Investment Operations:
       Net Investment Income                           0.04           0.02
       Net Realized and Unrealized Gain (Loss)         1.16          (0.30)
       on Investments
                                               ------------    -----------
       Total from Investment Operations                1.20          (0.28)
                                               ------------    -----------

     Less Distributions:
       Dividends from Realized Gains                  (0.02)         (0.02)
       Dividends from Net Investment Income           (0.03)         (0.02)
       Total Distributions                            (0.05)         (0.04)
                                               ------------    -----------

     Net Asset Value at End of Period             $   10.83        $  9.68
                                               ============    ===========

     Total Return (A)                                 12.35%        (3.28)%

     Ratios/Supplimental Data:
     Net Assets, End of Period (in 000s)          $   4,493        $   846

     Ratio of Expenses to Average Net Assets:
       Before Reimbursement of Expenses by Advisor     2.70%          4.69%  (C)
       After Reimbursement of Expenses by Advisor      1.65%          1.60%  (C)

     Ratio of Net Investment Income (Loss) to Average Net
     Assets:
       Before Reimbursement of Expenses by Advisor    (0.30)%        (2.34)%  (C)
       After Reimbursement of Expenses by Advisor      0.67%          0.75%  (C)

     Portfolio Turnover                               50.98%          8.02%

LARGE/MID-CAP VALUE FUND - CLASS B

                                                      year          period
                                                     ended          ended
                                                    12/31/00      12/31/99
                                                                     (B)
     Per Share Operating Performance:
     Net Asset Value at Beginning of Period        $    9.36        $ 10.00
                                                ------------    -----------

     Income from Investment Operations:
       Net Investment Income                            0.01           0.02
       Net Realized and Unrealized Gain (Loss) on       1.28          (0.62)
       Investments
                                                ------------    -----------
       Total from Investment Operations                 1.29          (0.60)
                                                ------------    -----------

     Less Distributions:
       Dividends from Realized Gains                   (0.02)         (0.02)
       Dividends from Net Investment Income            (0.03)         (0.02)
                                                ------------    -----------
       Total Distributions                             (0.05)         (0.04)
                                                ------------    -----------

     Net Asset Value at End of Year                $   10.60        $  9.36
                                                ============    ===========

     Total Return (A)                                  13.73%         (4.78)%

     Ratios/Supplimental Data:
     Net Assets, End of Period (in 000s)           $   2,665        $   525

     Ratio of Expenses to Average Net Assets:
       Before Reimbursement of Expenses by Advisor      3.45%          5.87%  (C)
       After Reimbursement of Expenses by Advisor       2.40%          2.35%  (C)

     Ratio of Net Investment Income (Loss) to Average Net Assets:
       Before Reimbursement of Expenses by Advisor     (1.30)%        (2.34)%  (C)
       After Reimbursement of Expenses by Advisor      (0.08)%         1.15%  (C)

     Portfolio Turnover                                50.98%          8.02%

FIXED INCOME FUND - CLASS A

                                                     year          period
                                                    ended          ended
                                                   12/31/00      12/31/99
                                                                    (B)

     Per Share Operating Performance:
     Net Asset Value, Beginning                   $    9.81        $ 10.00

     Income from Investment Operations:
       Net Investment Income (Loss)                    0.49           0.12
       Net Realized and Unrealized Gain (Loss)
        on Investments                                (0.27)         (0.18)
                                               ------------    -----------
       Total from Investment Operations                0.22          (0.06)
                                               ------------    -----------

     Less Distributions:
       Dividends from Realized Gains                      -              -
       Dividends from Net Investment Income           (0.50)         (0.13)
                                               ------------    -----------
       Total Distributions                            (0.50)         (0.13)
                                               ------------    -----------

     Net Asset Value at End of Year               $    9.53        $  9.81
                                               ============    ===========

     Total Return (A)                                  2.32%        (0.42)%

     Ratios/Supplimental Data:
     Net Assets, End of Period (in 000s)          $     667        $   124

     Ratio of Expenses to Average Net Assets:
     Before Reimbursement of Expenses by               8.99%         13.92%  (C)
     Advisor
     After Reimbursement of Expenses by Advisor        1.35%          1.35%  (C)

     Ratio of Net Investment Income to Average Net Assets:
     Before Reimbursement of Expenses by              (2.19)%        (9.88)%  (C)
     Advisor
     After Reimbursement of Expenses by Advisor        5.45%          2.70%  (C)

     Portfolio Turnover                               35.54%         21.25%

FIXED INCOME FUND - CLASS B

                                                     year          period
                                                    ended          ended
                                                   12/31/00      12/31/99
                                                                    (B)

     Per Share Operating Performance:
     Net Asset Value, Beginning                   $    9.80        $ 10.00

     Income from Investment Operations:
       Net Investment Income (Loss)                    0.45           0.15
       Net Realized and Unrealized Gain (Loss)
        on Investments                                (0.25)         (0.22)
                                               ------------    -----------
       Total from Investment Operations                0.20          (0.07)
                                               ------------    -----------

     Less Distributions:
       Dividends from Realized Gains                      -              -
       Dividends from Net Investment Income           (0.46)         (0.13)
                                               ------------    -----------
       Total Distributions                            (0.46)         (0.13)
                                               ------------    -----------

     Net Asset Value at End of Year               $    9.54        $  9.80
                                               ============    ===========

     Total Return (A)                                  2.12%        (0.92)%

     Ratios/Supplimental Data:
     Net Assets, End of Period (in 000s)          $     506        $   243

     Ratio of Expenses to Average Net Assets:
       Before Reimbursement of Expenses by Advisor     9.74%         14.73%  (C)
       After Reimbursement of Expenses by Advisor      2.10%          2.10%  (C)

     Ratio of Net Investment Income to Average Net Assets:
       Before Reimbursement of Expenses by Advisor    (2.94)%        (2.20)%  (C)
       After Reimbursement of Expenses by Advisor      4.70%         10.42%  (C)

     Portfolio Turnover                               35.54%         21.25%

AGGRESSIVE GROWTH FUND - CLASS A

                                                  period
                                                  ended
                                                 12/31/00      (D)

     Per Share Operating Performance:
     Net Asset Value at Beginning of Period     $   10.00
                                              -----------

     Income from Investment Operation
       Net Investment Loss                           0.00
       Net Realized and Unrealized Loss on
       Investments                                  (1.65)
                                              -----------
       Total from Investment Operations             (1.65)
                                              -----------

     Less Distributions:
       Dividends from Realized Gains                 0.00
       Dividends from Net Investment Income          0.00
                                              -----------
       Total Distributions                           0.00
                                              -----------

     Net Asset Value at End of Period           $    8.35
                                              ===========

     Total Return (A) (B)                         (16.50)%

     Ratios/Supplimental Data:
     Net Assets, End of Period (in 000s)        $     717

     Ratio of Expenses to Average Net Assets:
       Before Reimbursement of Expenses by Advisor  10.20%  (C)
       After Reimbursement of Expenses by Advisor    1.60%  (C)

     Ratio of Net Investment Loss to Average Net Assets:
       Before Reimbursement of Expenses by Advisor  (8.91)%  (C)
       After Reimbursement of Expenses by Advisor   (0.31)%  (C)

     Portfolio Turnover                             19.00%

AGGRESSIVE GROWTH FUND - CLASS B

                                                  period
                                                  ended
                                                 12/31/00   (D)

     Per Share Operating Performance:
     Net Asset Value at Beginning of Period     $   10.00
                                              -----------

     Income from Investment Operations:
       Net Investment Loss                           0.00
       Net Realized and Unrealized Loss on
        Investments                                 (1.66)
                                              -----------
       Total from Investment Operations             (1.66)
                                              -----------

     Less Distributions:
       Dividends from Realized Gains                 0.00
       Dividends from Net Investment Income          0.00
                                              -----------
       Total Distributions                           0.00
                                              -----------

     Net Asset Value at End of Period           $    8.34
                                              ===========

     Total Return (A) (B)                         (16.60)%

     Ratios/Supplimental Data:
     Net Assets, End of Period (in 000s)        $     248

     Ratio of Expenses to Average Net Assets:
       Before Reimbursement of Expenses by Advisor  10.95%  (C)
       After Reimbursement of Expenses by Advisor    2.35%  (C)
     Ratio of Net Investment Loss to Average Net Assets:
       Before Reimbursement of Expenses by Advisor  (9.66)%  (C)
       After Reimbursement of Expenses by Advisor   (1.06)%  (C)

     Portfolio Turnover                             19.00%

LARGE/MID-CAP GROWTH FUND - CLASS A

                                                      period
                                                      ended
                                                     12/31/00      (D)

     Per Share Operating Performance:
     Net Asset Value at Beginning of Period         $   10.00
                                              ---------------

     Income from Investment Operations:
       Net Investment Loss                               0.00
       Net Realized and Unrealized Loss on
        Investments                                     (0.57)
                                              ---------------
       Total from Investment Operations                 (0.57)
                                              ---------------

     Less Distributions:
       Dividends from Realized Gains                     0.00
       Dividends from Net Investment Income              0.00
                                              ---------------
       Total Distributions                               0.00
                                              ---------------

     Net Asset Value at End of Period               $    9.43
                                              ===============

     Total Return (A)(B)                               (5.69)%

     Ratios/Supplimental Data:
     Net Assets, End of Period (in 000s)            $   1,547

     Ratio of Expenses to Average Net Assets:
       Before Reimbursement of Expenses by Advisor       5.55%  (C)
       After Reimbursement of Expenses by Advisor        1.60%  (C)

     Ratio of Net Investment Loss to Average Net Assets:
     Before Reimbursement of Expenses by Advisor        (3.98)%  (C)
     After Reimbursement of Expenses by Advisor         (0.03)%  (C)

     Portfolio Turnover                                  4.46%

LARGE/MID-CAP GROWTH FUND - CLASS B

                                                      period
                                                      ended
                                                     12/31/00      (D)

     Per Share Operating Performance:
     Net Asset Value at Beginning of Period         $   10.00
                                              ---------------

     Income from Investment Operations:
       Net Investment Loss                              (0.01)
       Net Realized and Unrealized Loss on
         Investments                                    (0.58)
       Total from Investment Operations                 (0.59)
                                              ---------------

     Less Distributions:
       Dividends from Realized Gains                     0.00
       Dividends from Net Investment Income              0.00
                                              ---------------
       Total Distributions                               0.00
                                              ---------------

     Net Asset Value at End of Period               $    9.41
                                              ===============

     Total Return (A)(B)                               (5.89)%

     Ratios/Supplimental Data:
     Net Assets, End of Period (in 000s)            $     444

     Ratio of Expenses to Average Net Assets:
       Before Reimbursement of Expenses by Advisor       6.30%  (C)
       After Reimbursement of Expenses by Advisor        2.35%  (C)

     Ratio of Net Investment Loss to Average Net Assets:
       Before Reimbursement of Expenses by Advisor      (4.73)%  (C)
       After Reimbursement of Expenses by Advisor       (0.78)%  (C)

     Portfolio Turnover                                  4.46%

STRATEGIC GROWTH FUND - CLASS A

                                                  period
                                                  ended
                                                 12/31/00      (D)

     Per Share Operating Performance:
     Net Asset Value at Beginning of Period     $   10.00
                                              -----------

     Income from Investment Operations:
       Net Investment Loss                          (0.01)
       Net Realized and Unrealized Loss on
        Investments                                 (0.38)
     Total from Investment Operations               (0.39)
                                              -----------

     Net Asset Value at End of Period           $    9.61
                                              ===========

     Total Return (A) (B)                          (3.90)%

     Ratios/Supplimental Data:
     Net Assets, End of Period (in 000s)        $     456

     Ratio of Expenses to Average Net Assets:
       Before Reimbursement of Expenses by Advisor   6.80%  (C)
       After Reimbursement of Expenses by Advisor    1.25%  (C)

     Ratio of Net Investment Loss to Average Net Assets:
     Before Reimbursement of Expenses by Advisor    (6.22)%  (C)
     After Reimbursement of Expenses by Advisor     (0.67)%  (C)

     Portfolio Turnover                              0.30%

STRATEGIC GROWTH FUND - CLASS B

                                             period
                                             ended
                                            12/31/00     (D)

     Per Share Operating Performance:
     Net Asset Value at Beginning of       $   10.00
     Period
                                         -----------

     Income from Investment Operations:
       Net Investment Loss                     (0.03)
       Net Realized and Unrealized Loss on
        Investments                            (0.36)
                                         -----------
     Total from Investment Operations          (0.39)
                                         -----------

     Net Asset Value at End of Period      $    9.61
                                         ===========

     Total Return (A) (B)                     (3.90)%

     Ratios/Supplimental Data:
     Net Assets, End of Period (in 000s)   $     904

     Ratio of Expenses to Average Net Assets:
       Before Reimbursement of Expenses by      7.55%  (C)
        Advisor
       After Reimbursement of Expenses by       2.00%  (C)
        Advisor

     Ratio of Net Investment Loss to Average Net Assets:
       Before Reimbursement of Expenses by     (6.97)%  (C)
        Advisor
       After Reimbursement of Expenses by      (1.42)%  (C)
        Advisor

     Portfolio Turnover                         0.30%

CONSERVATIVE GROWTH FUND - CLASS A

                                                  period
                                                   ended
                                                 12/31/00      (D)

     Per Share Operating Performance:
     Net Asset Value at Beginning of Period     $   10.00
                                               ----------

     Income from Investment Operations:
       Net Investment Income                         0.02
       Net Realized and Unrealized Loss on          (0.04)
       Investments
                                               ----------
     Total from Investment Operations               (0.02)
                                               ----------

     Net Asset Value at End of Period           $    9.98
                                               ==========

     Total Return (A) (B)                          (0.20)%

     Ratios/Supplimental Data:
     Net Assets, End of Period (in 000s)        $     297

     Ratio of Expenses to Average Net Assets:
       Before Reimbursement of Expenses by           9.91%  (C)
       Advisor
       After Reimbursement of Expenses by Advisor    1.20%  (C)

     Ratio of Net Investment Income (Loss) to Average
     Net Assets:
       Before Reimbursement of Expenses by          (7.41)%  (C)
       Advisor
       After Reimbursement of Expenses by Advisor    1.30%  (C)

     Portfolio Turnover                              0.56%

CONSERVATIVE GROWTH FUND - CLASS B

                                                    period
                                                    ended
                                                   12/31/00      (D)

     Per Share Operating Performance:
     Net Asset Value at Beginning of Period       $   10.00
                                                -----------

     Income from Investment Operations:
       Net Investment Income (Loss)                       -
       Net Realized and Unrealized Gain (Loss) on     (0.04)
       Investments
                                                -----------
     Total from Investment Operations                 (0.04)
                                                -----------

     Net Asset Value at End of Period             $    9.96
                                                ===========

     Total Return (A) (B)                            (0.40)%

     Ratios/Supplimental Data:
     Net Assets, End of Period (in 000s)          $     481

     Ratio of Expenses to Average Net Assets:
       Before Reimbursement of Expenses by Advisor    10.66%  (C)
       After Reimbursement of Expenses by Advisor      1.95%  (C)

     Ratio of Net Investment Income (Loss) to Average Net
     Assets:
       Before Reimbursement of Expenses by Advisor    (8.16)%  (C)
       After Reimbursement of Expenses by Advisor      0.55%  (C)

     Portfolio Turnover                                0.56%

MONEY MARKET FUND - NO LOAD

                                                    year          period
                                                    ended         ended
                                                  12/31/00       12/31/99      (B)

     Per Share Operating Performance:
     Net Asset Value at Beginning of Period      $    1.00      $    1.00
                                               -----------    -----------

     Income from Investment Operations:
       Net Investment Income                          0.05           0.02
                                               -----------    -----------
       Total from Investment Operations               0.05           0.02
                                               -----------    -----------

     Less Distributions:
       Dividends from Realized Gains                     -              -
       Dividends from Net Investment Income          (0.05)         (0.02)
                                               -----------    -----------
     Total Distributions                             (0.05)         (0.02)
                                               -----------    -----------

     Net Asset Value at End of Period            $    1.00      $    1.00
                                               ===========    ===========

     Total Return (A)                                 5.34%          1.78%

     Ratios/Supplimental Data:
     Net Assets, End of Period (in 000s)         $   1,403      $     760

     Ratio of Expenses to Average Net Assets:
       Before Reimbursement of Expenses by            4.04%          5.75%  (C)
       Advisor
       After Reimbursement of Expenses by Advisor     0.85%          0.85%  (C)

     Ratio of Net Investment Income (Loss) to Average Net
     Assets:
       Before Reimbursement of Expenses by            2.07%         (0.73)%  (C)
       Advisor
       After Reimbursement of Expenses by Advisor     5.26%          4.17%  (C)

PRIVACY POLICY
The following is a description of the Funds' policies regarding disclosure of nonpublic personal information that you provide to the Funds or that the Funds collect from other sources. In the event that you hold shares of the Funds through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information the Funds Collect.
The Funds collect the following nonpublic personal information about you:

o Information the Funds receive from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and
o Information about your transactions with the Funds, their affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Funds Disclose.
The Funds do not disclose any nonpublic personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Funds are permitted by law to disclose all of the information they collect, as described above, to their service providers (such as the Funds' custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security.
The Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Funds maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

FOR MORE INFORMATION

Additional information about the Trust is available in the Trust's annual report to shareholders, dated December 31, 2000, and its semi-annual report to shareholders, dated June 30, 2000. In the Trust's annual and semi-annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Trust's performance during its last year of operations.

Statement of Additional Information (SAI)

The SAI contains more detailed information on all aspects of the Trust. A current SAI, dated May 1, 2001, has been filed with the SEC and is incorporated by reference into this prospectus.

To request a free copy of the SAI, or the Trust's latest annual or semi-annual report, please contact the Trust.

                                            Timothy Plan*                              Securities and Exchange Commission
By Phone:                1-800-846-7526                                       1-202-942-8090

By Mail:                 The Timothy Plan                                      Public Reference Section
                         c/o Timothy Partners, Ltd.                            Securities and Exchange Commission
                         1304 West Fairbanks Avenue                            Washington, D.C.  20549-0102
                         Winter Park, Florida  32789                           (a duplicating fee required)

By E-mail:               info@timothyplan.com                                  Publicinfo@sec.gov
                                                                               (a duplicating fee required)

By Internet:             http://www.timothyplan.com                            http://www.sec.gov

In Person:                                                                     Public Reference Room
                                                                               Securities and Exchange Commission,
                                                                               Washington, D.C.
----------------------------------------------------------------------------------------------------------------------------------

*A copy of your requested document(s) will be mailed to you within three days of your request.

Information about the Funds (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information concerning the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Information about the Fund is also available on the SEC's EDGAR database at the SEC's web site (www.sec.gov). Copies of this information can be obtained, after paying a duplicating fee, by electronic request (publicinfo@sec.gov), or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.

                                The Timothy Plan
                      Investment Company Act No. 811-0822

Contents

    2 The Timothy Plan

    2 The Timothy Plan Investments
    2 The Timothy Plan Funds
    2 The Timothy Plan Money Market Fund and the
      Small-Cap Variable Series
    2 Common Stock
    2 Preferred Stock
    2 Convertible Securities
    3 Warrants
    3 American Depository Receipts
    3 Portfolio Turnover

    4 Investment Restrictions
    5 Additional Considerations

    6 Investment Adviser

    7 Investment Managers

    7 Principal Underwriter

    8 Custodian

    8 Accountants

    8 Administrator

    8 Allocation of Portfolio Brokerage

    9 Code of Ethics

    9 Purchase of Shares
    9 Tax-Deferred Retirement Plans
    9 Tax-Deferred Variable Annuity Series

    10 Redemptions

    11 Officers and Trustees of the Trust

    12 Distribution Plans

    13 Taxation

    14 General Information
    14 Audits and Reports
    14 Miscellaneous
    14 Holders of More Than 5% of Each Funds' Shares

    15 Performance
    16 Comparisons and Advertisements

    16 Financial Statements


Statement of
Additional Information


The Timothy Plan
A Delaware Business Trust and registered investment management company offering the following series:

Timothy Plan Aggressive Growth Fund
Timothy Plan Large/Mid-Cap Growth Fund
Timothy Plan Small-Cap Value Fund
Timothy Plan Large/Mid-Cap Value Fund
Timothy Plan Fixed-Income Fund
Timothy Plan Money Market Fund
Timothy Plan Small-Cap Variable Series

AND

Timothy Plan Strategic Growth Fund
Timothy Plan Conservative Growth Fund

May 1, 2001

Timothy Partners, Ltd.
1304 West Fairbanks Avenue
Winter Park, Florida 32789
(800) 846-7526

This Statement of Additional Information ("SAI") is in addition to and supplements the current prospectus of The Timothy Plan (the "Trust"), dated May 1, 2001, which prospectus offers eight separate investment series: The Timothy Plan Aggressive Growth Fund, the Timothy Plan Large/Mid-Cap Growth Fund, the Timothy Plan Small-Cap Value Fund, the Timothy Plan Large/Mid-Cap Value Fund, the Timothy Plan Fixed-Income Fund, the Timothy Plan Money Market Fund, the Timothy Plan Strategic Growth Fund, and the Timothy Plan Conservative Growth Fund. This "SAI" also supplements the current prospectus of the Small-Cap Variable Series dated May 1, 2001.

THE TIMOTHY PLAN (the "Trust") is registered with the Securities and Exchange Commission as an open-end management investment company.

The Timothy Plan Aggressive Growth Fund, The Timothy Plan Large/Mid-Cap Growth Fund, The Timothy Plan Small-Cap Value Fund, The Timothy Plan Large/Mid-Cap Value Fund, and The Timothy Plan Fixed-Income Fund currently each offers two classes of shares: Class A, and Class B. The Timothy Plan Money Market Fund and the Timothy Plan Small-Cap Variable Series offers a single class of shares of the Trust without any sales charges. All of the foregoing are referred to as the "Traditional Funds."

The Timothy Plan Strategic Growth Fund, and the Timothy Plan Conservative Growth Fund (referred to herein as the "Asset Allocation Funds") currently each offers two classes of shares: Class A, and Class B.

This Statement of Additional Information is not a Prospectus but supplements and should be read in conjunction with the Timothy Plan prospectuses, dated May 1, 2001. Copies of the Prospectuses may be obtained from the Trust without charge by writing the Trust at 1304 West Fairbanks Avenue, Winter Park, Florida 32789 or by calling the Trust at (800) 846-7526. Retain this Statement of Additional Information for future reference.

THE TIMOTHY PLAN

The Timothy Plan ("Trust") was organized as a Delaware business trust, and is a mutual fund company of the type known as an open-end management investment company. It is authorized to create an unlimited number of series of shares (each a "Fund") and an unlimited number of share classes within each series. A mutual fund permits an investor to pool his or her assets with those of others in order to achieve economies of scale, take advantage of professional money managers and enjoy other advantages traditionally reserved for large investors. This SAI pertains to the following nine series of the Trust: the Timothy Plan Aggressive Growth Fund, the Timothy Plan Large/Mid-Cap Growth Fund, the Timothy Plan Small-Cap Value Fund, the Timothy Plan Large/Mid-Cap Value Fund, the Timothy Plan Fixed-Income Fund, the Timothy Plan Money Market Fund, the Timothy Plan Small-Cap Variable Series, the Timothy Plan Strategic Growth Fund, and the Timothy Plan Conservative Growth Fund. The shares of each series are fully paid and non-assessable. They are entitled to such dividends and distributions as may be paid with respect to the shares and shall be entitled to such sums on liquidation of the Fund as shall be determined. Other than these rights, they have no preference as to conversion, exchange, dividends, retirement or other features and have no preemption rights. There are three Classes of shares offered by the Trust; Class A shares are offered with a front-end sales charge and ongoing service/distribution fees; Class B shares are offered with a contingent deferred sales charge that declines over a period of years and ongoing service and distribution fees; and No-Load shares are offered without sales charges or ongoing service/distribution fees (the Timothy Plan Money Market Fund and the Timothy Plan Small-Cap Variable Series).

Shareholder meetings will not be held unless required by federal or state law.


THE TIMOTHY PLAN - INVESTMENTS

Each Fund seeks to achieve its objectives by making investments selected in accordance with that Fund's investment restrictions and policies. Each Fund will vary its investment strategy as described in the applicable prospectus to achieve its objectives. This SAI contains further information concerning the techniques and operations of the Funds, the securities in which they will invest, and the policies they will follow.

THE TIMOTHY PLAN FUNDS issue two classes of shares (Class A and Class B) that invest in the same portfolio of securities. Class A and Class B shares differ with respect to sales structure and 12b-1 Plan expenses.

THE MONEY MARKET FUND AND THE SMALL-CAP VARIABLE SERIES offer a single class of shares, the No-Load class.

Each Fund has its own investment objectives and policies, and each invests in its own portfolio of securities. Each Fund seeks to achieve its stated objectives by investing in securities issued by companies which, in the opinion of the Funds' adviser, conduct business in accordance with the stated philosophy and principles of the Funds. The following information supplements the information provided in the prospectuses.

COMMON STOCK Common stock is defined as shares of a corporation that entitle the holder to a pro rata share of the profits of the corporation, if any, without a preference over any other shareholder or class of shareholders, including holders of the corporation's preferred stock and other senior equity. Common stock usually carries with it the right to vote, and frequently, an exclusive right to do so. Holders of common stock also have the right to participate in the remaining assets of the corporation after all other claims, including those of debt securities and preferred stock, are paid.

PREFERRED STOCK Generally, preferred stock receives dividends prior to distributions on common stock and usually has a priority of claim over common stockholders if the issuer of the stock is liquidated. Unlike common stock, preferred stock does not usually have voting rights; preferred stock, in some instances, is convertible into common stock. In order to be payable, dividends on preferred stock must be declared by the issuer's board of directors. Dividends on the typical preferred stock are cumulative, causing dividends to accrue even if not declared by the board of directors. There is, however, no assurance that dividends will be declared by the board of directors of issuers of the preferred stocks in which the Funds invest.

CONVERTIBLE SECURITIES Traditional convertible securities include corporate bonds, notes and preferred stocks that may be converted into or exchanged for common stock, and other securities that also provide an opportunity for equity participation. These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible security to some extent varies inversely with interest rates. While providing a fixed income stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a non-convertible debt security), a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, the Funds may be required to pay for a convertible security an amount in excess of the value of the underlying common stock. Common stock acquired by a Fund upon conversion of a convertible security will generally be held for so long as the Funds' adviser or the Fund's investment manager anticipates such stock will provide the Fund with opportunities which are consistent with the Fund's investment objectives and policies.

WARRANTS A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the issuer's capital stock at a set price for a specified period of time.

AMERICAN DEPOSITORY RECEIPTS ("ADRs") ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. The Funds may purchase ADRs whether they are "sponsored" or "unsponsored." "Sponsored" ADRs are issued jointly by the issuer of the underlying security and a depository." "Unsponsored" ADRs are issued without participation of the issuer of the deposited security. The Funds do not consider any ADRs purchased to be foreign. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect to the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored ADR. ADRs may result in a withholding tax by the foreign country of source which will have the effect of reducing the income distributable to shareholders. Because each Fund will not invest more than 50% of the value of its total assets in stock or securities issued by foreign corporations, it will be unable to pass through the foreign taxes that the Fund pays (or is deemed to pay) to shareholders under the Internal Revenue Code of 1986, as amended (the "Code").

PORTFOLIO TURNOVER It is not the policy of any of the Funds to purchase or sell securities for short-term trading purposes, but the Funds may sell securities to recognize gains or avoid potential for loss. A Fund will, however, sell any portfolio security (without regard to the time it has been held) when the investment manager believes that market conditions, credit-worthiness factors or general economic conditions warrant such a step. The Asset Allocation Funds invest the majority of their assets in certain of the Traditional Funds, and are required to maintain certain investment ratios, which are adjusted at least quarterly. As a result, portfolio turnover for the Asset Allocation Funds could be substantial and could cause the Traditional Funds to also experience additional turnover problems. The portfolio turnover rate for each Fund is set forth in the table below:


Fund                                           1997    1998    1999    2000
Small-Cap Value Fund                         136.36%  69.42%  78.79%  99.17%
---------------------------------------------------------------------------
Large/Mid Cap Value Fund                      N/A      N/A     8.02%  50.98%
---------------------------------------------------------------------------
Fixed-Income Fund                             N/A      N/A    21.25%  35.54%
---------------------------------------------------------------------------
Money Market Fund                             N/A      N/A     N/A     N/A
---------------------------------------------------------------------------
Small-Cap Variable Series                     N/A      3.00%  65.60%  85.82%
---------------------------------------------------------------------------
Aggressive Growth Fund                        N/A      N/A     N/A    19.00%
---------------------------------------------------------------------------
Large/Mid-Cap Growth Fund                     N/A      N/A     N/A     4.46%
---------------------------------------------------------------------------
Strategic Growth Fund                         N/A      N/A     N/A      .30%
---------------------------------------------------------------------------
Conservative Growth Fund                      N/A      N/A     N/A      .56%
---------------------------------------------------------------------------

The Timothy Plan Small-Cap Variable Series commenced operations in 1998. The Timothy Plan Large/Mid-Cap Value Fund, the Timothy Plan Fixed-Income Fund, and the Timothy Plan Money Market Fund commenced investment operations in 1999. The Timothy Plan Aggressive Growth Fund, the Timothy Plan Large/Mid-Cap Growth Fund, the Timothy Plan Strategic Growth Fund and the Timothy Plan Conservative Growth Fund commenced investment operations in 2000.

High portfolio turnover would involve additional transaction costs (such as brokerage commissions) which are borne by the Funds, or adverse tax effects. (See "Dividends and Distributions" in the applicable prospectus.)

INVESTMENT RESTRICTIONS

In addition to those set forth in the current applicable prospectus, the Funds have adopted the investment restrictions set forth below, which are fundamental policies of each Fund, and which cannot be changed without the approval of a majority of the outstanding voting securities of each Fund. As provided in the Investment Company Act of 1940, as amended (the "1940 Act"), a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of (i) more than 50% of the outstanding shares, or (ii) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. These investment restrictions provide that each Fund will not:

(1)  issue senior securities;

(2) engage in the underwriting of securities except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 (the "1933 Act") in disposing of a portfolio security;

(3) purchase or sell real estate or interests therein, although the Small-Cap Value Fund, the Large/Mid-Cap Value Fund and the Small-Cap Variable Series may each purchase securities of issuers which engage in real estate operations;

(4) invest for the purpose of exercising control or management of another company;

(5) purchase oil, gas or other mineral leases, rights or royalty contracts or exploration or development programs, except that the Small-Cap Value Fund and the Large/Mid-Cap Value Fund may each invest in the securities of companies which invest in or sponsor such programs;

(6) invest more than 25% of the value of the Fund's total assets in one particular industry, except for temporary defensive purposes;

(7) make purchases of securities on "margin," or make short sales of securities, provided that each Fund may enter into futures contracts and related options and make initial and variation margin deposits in connection therewith; and

(8) invest in securities of any open-end investment company, except that each Fund may purchase securities of money market mutual funds, but such investments in money market mutual funds may be made only in accordance with the limitations imposed by the 1940 Act and the rules thereunder, as amended. But in no event may a Fund purchase more than 10% of the voting securities, or more than 10% of any class of securities, of another investment company. For purposes of this restriction, all outstanding fixed income securities of an issuer are considered a single class.

(9) as to 75% of a Fund's total assets, invest more than 5% of its assets in the securities of any one issuer. (This limitation does not apply to cash and cash items, or obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities).

(10) purchase or sell commodities or commodity futures contracts, other than those related to stock indexes.

(11) make loans of money or securities, except (i) by purchase of fixed income securities in which a Fund may invest consistent with its investment objective and policies; or (ii) by investment in repurchase agreements.

(12) invest in securities of any company if any officer or trustee of the Funds or the Funds' adviser owns more than 0.5% of the outstanding securities of such company and such officers and trustees, in the aggregate, own more than 5% of the outstanding securities of such company.

(13) borrow money, except that each Fund may borrow from banks (i) for temporary or emergency purposes in an amount not exceeding the Fund's assets or (ii) to meet redemption requests that might otherwise require the untimely disposition of portfolio securities, in an amount not to exceed 33% of the value of the Fund's total assets (including the amount borrowed) at the time the borrowing is made; and whenever borrowings by a fund, including reverse repurchase agreements, exceed 5% of the value of a fund's total assets, the Fund will not purchase any securities. Interest paid on borrowing will reduce net income.

(14) pledge, mortgage hypothecate, or otherwise encumber its assets, except in an amount up to 33% of the value of its net assets, but only to secure borrowing for temporary or emergency purposes, such as to effect redemptions, or

(15) purchase the securities of any issuer, if, as a result, more than 10% of the value of a Fund's net assets would be invested in securities that are subject to legal or contractual restrictions on resale ("restricted securities"), in securities for which there is no readily available market quotations, or in repurchase agreements maturing in more than 7 days, if all such securities would constitute more than 10% of a Fund's net assets.

So long as percentage restrictions are observed by a Fund at the time it purchases any security, changes in values of particular Fund assets or the assets of the Fund as a whole will not cause a violation of any of the foregoing restrictions.

The investment restrictions set forth below have been adopted by the Strategic Growth Fund and the Conservative Growth Fund as fundamental policies.

Each of the Strategic Growth and Conservative Growth Funds may not:

(1) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (except this shall not prevent the Fund from purchasing or selling options or futures contracts or from investing in securities or other instruments backed by physical commodities);

(2) purchase or sell real estate including limited partnership interests, although it may purchase and sell securities of companies that deal in real estate and may purchase and sell securities that are secured by interests in real estate;

(3) make loans to any person, except loans of portfolio securities to the extent that no more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or repurchase agreements;

(4) (i) purchase more than 10% of any class of the outstanding voting securities of any issuer (except other investment companies as defined in the 1940 Act), and (ii) purchase securities of an issuer (except obligations of the U.S. government and its agencies and instrumentalities and securities of other investment companies as defined in the 1940 Act) if, as a result, with respect to 75% of its total assets, more than 5% of the Fund's total assets, at market value, would be invested in the securities of such issuer.

(5) issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the Securities and Exchange Commission;

(6) will not borrow, except from banks for temporary or emergency (not leveraging) purposes including the meeting of redemption requests that might otherwise require the untimely disposition of securities in an aggregate amount not exceeding 30% of the value of the Fund's total assets (including the amount borrowed) at the time the borrowing is made; and whenever borrowings by a Fund, including reverse repurchase agreements, exceed 5% of the value of a Fund's total assets, the Fund will not purchase any securities;

(7) underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the 1933 Act in the disposition of restricted securities; and

(8) write or acquire options or interests in oil, gas or other mineral exploration or development programs.


ADDITIONAL CONSIDERATIONS FOR SHAREHOLDERS OF THE ASSET ALLOCATION FUNDS

An Asset Allocation Fund will not be able to offset gains realized by one Traditional Fund in which such Asset Allocation Fund invests against losses realized by another Fund in which such Asset Allocation Fund invests. The Asset Allocation Fund's use of a fund-of-funds structure could therefore affect the amount, timing and character of distributions to shareholders.

Depending on an Asset Allocation Fund's percentage ownership in an underlying Traditional Fund both before and after a redemption, an Asset Allocation Fund's redemption of shares of such Traditional Fund may cause the Asset Allocation Fund to be treated as not receiving capital gain income on the amount by which the distribution exceeds the Asset Allocation Fund's tax basis in the shares of the underlying Traditional Fund, but instead to be treated as receiving a dividend taxable as ordinary income on the full amounts of the distribution. This could cause shareholders of the Asset Allocation Fund to recognize higher amounts of ordinary income than if the shareholders had held the shares of the underlying Traditional Funds directly.

INVESTMENT ADVISER

The Trust has entered into advisory agreements with Timothy Partners, Ltd.
(TPL), for the provision of investment advisory services on behalf of the Trust to each Fund, subject to the supervision and direction of the Trust's Board of Trustees.

Each investment advisory agreement may be renewed after its initial two year term only so long as such renewal and continuance are specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding voting securities of the applicable Fund, and only if the terms of the renewal thereof have been approved by the vote of a majority of the Trustees of the Trust who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. Each investment advisory agreement will terminate automatically in the event of its assignment.

The table below sets forth the investment advisory fees payable to TPL for the last three years for each of the Trust's Funds.


Fund                                                    1998         1999        2000
Small-Cap Value Fund
IA Fees Payable to TPL                            $  215,187   $  220,068   $ 257,622
Amount Reimbursed by TPL                           ($124,004)   ($129,595)   ($65,155)
-------------------------------------------------------------------------------------
Large/Mid-Cap Value Fund
IA Fees Payable to TPL                               N/A       $    3,228   $  34,131
Amount Reimbursed by TPL                             N/A         ($12,527)   ($42,380)
-------------------------------------------------------------------------------------
Fixed-Income Fund
IA Fees Payable to TPL                               N/A       $      689   $   5,620
Amount Reimbursed by TPL                             N/A         ($14,206)   ($51,983)
-------------------------------------------------------------------------------------
Money Market Fund
IA Fees Payable to TPL                               N/A       $      973   $   6,467
Amount Reimbursed by TPL                             N/A          ($8,025)   ($34,441)
-------------------------------------------------------------------------------------
Small-Cap Variable Series
IA Fees Payable to TPL                            $      876   $    6,623   $  25,198
Amount Reimbursed by TPL                               ($986)     ($9,598)   ($15,863)
-------------------------------------------------------------------------------------
Aggressive Growth Fund
IA Fees Payable to TPL                               N/A          N/A       $     856
Amount Reimbursed by TPL                             N/A          N/A         ($8,709)
-------------------------------------------------------------------------------------
Large/Mid-Cap Growth Fund
IA Fees Payable to TPL                               N/A          N/A       $   1,811
Amount Reimbursed by TPL                             N/A          N/A         ($8,486)
-------------------------------------------------------------------------------------
Strategic Growth Fund
IA Fees Payable to TPL                               N/A          N/A       $     237
Amount Reimbursed by TPL                             N/A          N/A         ($9,113)
-------------------------------------------------------------------------------------
Conservative Growth Fund
IA Fees Payable to TPL                               N/A          N/A       $     147
Amount Reimbursed by TPL                             N/A          N/A         ($8,889)
-------------------------------------------------------------------------------------

INVESTMENT MANAGERS

Pursuant to an agreement between TPL, the Trust and Awad Asset Management ("Awad"), dated January 1, 1997, as amended May 1, 1998 (the "Sub-Investment Advisory Agreement"), Awad provides advice and assistance to TPL in the selection of appropriate investments for both the Small-Cap Value Fund and the Small-Cap Variable Series, subject to the supervision and direction of the Funds' Board of Trustees. As compensation for its services, Awad receives from TPL an annual fee at a rate equal to 0.42% of the first $10 million in assets of the Fund; 0.40% of the next $5 million in assets; 0.35% of the next $10 million in assets; and 0.25% of assets over $25 million.

Pursuant to an agreement between TPL, the Trust and Carr & Associates, Inc. ("Carr"), dated May 1, 1999 (the "Sub-Investment Advisory Agreement"), Carr provides advice and assistance to TPL in the selection of appropriate investments for the Fixed-Income Fund and the Money Market Fund, subject to the supervision and direction of the Funds' Board of Trustees. As compensation for its services, with respect to the Fixed-Income Fund, Carr receives from TPL an annual fee at a rate equal to 0.20% of the average net assets of the Fund. As compensation for its services with respect to the Money Market Fund, Carr receives from TPL an annual fee at a rate equal to 0.08% of the average net assets of the Fund.

Pursuant to an agreement between TPL, the Trust and Fox Asset Management, Inc. ("Fox"), dated May 1, 1999 (the "Sub-Investment Advisory Agreement"), Fox provides advice and assistance to TPL in the selection of appropriate investments for the Large/Mid-Cap Value, subject to the supervision and direction of the Funds' Board of Trustees. As compensation for its services, Fox receives from TPL an annual fee at a rate equal to 0.42% of the first $10 million in assets of the Fund; 0.40% of the next $5 million in assets; 0.35% of the next $10 million in assets; and 0.25% of assets over $25 million.

Pursuant to an agreement between TPL, the Trust and Rittenhouse Financial Services, Inc. ("Rittenhouse"), dated October 2, 2000 (the "Sub-Investment Advisory Agreement"), Rittenhouse provides advice and assistance to TPL in the selection of appropriate investments for the Large/Mid-Cap Growth Fund, subject to the supervision and direction of the Funds' Board of Trustees. As compensation for its services, Rittenhouse receives from TPL an annual fee at a rate equal to 0.35% of the first $50 million in assets of the Fund; and 0.25% of assets over $50 million.

Pursuant to an agreement between TPL, the Trust and Provident Investment Counsel ("Provident"), dated October 2, 2000 (the "Sub-Investment Advisory Agreement"), Provident provides advice and assistance to TPL in the selection of appropriate investments for the Aggressive Growth Fund, subject to the supervision and direction of the Funds' Board of Trustees. As compensation for its services, Provident receives from TPL an annual fee at a rate equal to 0.42% of the first $10 million in assets of the Fund; 0.40% of the next $5 million in assets; 0.35% of the next $10 million in assets; and 0.25% of assets over $25 million.

The Sub-Investment Advisory Agreements are each initially effective for two years. The Agreements may be renewed by the parties after their initial terms only so long as such renewal and continuance are specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding voting securities of the applicable Fund, and only if the terms of renewal thereof have been approved by the vote of a majority of the Trustees of the Trust who are not parties thereto or interested persons of any such party, cast in person at the meeting called for the purpose of voting on such approval. The Sub-Investment Advisory Agreements will terminate automatically in the event of their assignment.



PRINCIPAL UNDERWRITER

Effective July 1, 1997, Timothy Partners, Ltd., 1304 West Fairbanks Avenue, Winter Park, Florida 32789, acts as an underwriter (the "Underwriter") of the Timothy Plan Funds' shares for the purpose of facilitating the registration of shares of the Funds under state securities laws and to assist in sales of shares pursuant to an underwriting agreement (the "Underwriting Agreement") approved by the Funds' Trustees. TPL is not compensated for providing underwriting services to the Funds.

In that regard, TPL has agreed at its own expense to qualify as a broker/dealer under all applicable federal or state laws in those states which the Funds shall from time to time identify to TPL as states in which it wishes to offer its shares for sale, in order that state registrations may be maintained by the Funds.

TPL is a broker/dealer registered with the U.S. Securities and Exchange Commission and is a member in good standing of the National Association of Securities Dealers, Inc.

The Funds shall continue to bear the expense of all filing or registration fees incurred in connection with the registration of shares under state securities laws.

The Underwriting Agreement may be terminated by either party upon 60 days' prior written notice to the other party.

CUSTODIAN

Firstar Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, is custodian of the Funds' investments. The custodian acts as the Funds' depository, safe-keeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Funds' request and maintains records in connection with its duties.



ACCOUNTANTS

The firm of Tait, Weller & Baker, 8 Penn Center Plaza, Suite 800, Philadelphia, PA 19103, has been selected as independent public accountants for the Funds for the fiscal year ending December 31, 2001. Tait, Weller & Baker performs an annual audit of the Funds' financial statements and provides financial, tax and accounting consulting services as requested.



ADMINISTRATOR

Unified Financial Services, Inc., 431 North Pennsylvania Street, Indianapolis, IN 46204 ("Unified"), provides Transfer Agent, Fund Accounting and certain Administrative services to the Trust pursuant to an Administrative Services Agreement dated July 1, 1999.

Under the Administrative Services Agreement, Unified: (1) coordinates with the custodian and performs transfer agent services to the Funds; (2) coordinates with, and monitors, any third parties furnishing services to the Funds; (3) provides the Funds with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions; (4) supervises the maintenance by third parties of such books and records of the Funds as may be required by applicable federal or state law; (5) prepares or supervises the preparation by third parties of all federal, state and local tax returns and reports of the Funds required by applicable law;
(6) prepares and, after approval by the Funds, files and arranges for the distribution of proxy materials and periodic reports to shareholders of the Funds as required by applicable law; (7) reviews and submits to the officers of the Funds for their approval invoices or other requests for payment of the Funds' expenses and instructs the custodian to issue checks in payment thereof; and (8) takes such other action with respect to the Funds as may be necessary in the opinion of Unified to perform its duties under the agreement.

Prior to July 1, 1999, Declaration Service Company, 555 North Lane, Suite 6160, Conshohoken, PA 19428, served as the Administrator. For the Trust's fiscal years ended December 31, 1998, 1999 and 2000, the Trust paid $113,738, $146,604, and $280,526, respectively, for administrative fees.



ALLOCATION OF PORTFOLIO BROKERAGE

The Funds' adviser and/or investment manager, when effecting the purchases and sales of portfolio securities for the account of a Fund, will seek execution of trades either (i) at the most favorable and competitive rate of commission charged by any broker, dealer or member of an exchange, or (ii) at a higher rate of commission charges if reasonable in relation to brokerage and research services provided to the Fund or the investment manager by such member, broker, or dealer. Such services may include, but are not limited to, any one or more of the following: information on the availability of securities for purchase or sale, statistical or factual information, or opinions pertaining to investments. A Funds' investment manager may use research and services provided to it by brokers and dealers in servicing all its clients; however, not all such services will be used by the investment manager in connection with the Fund. Brokerage may also be allocated to dealers in consideration of the each Fund's share distribution but only when execution and price are comparable to that offered by other brokers.

TPL, through the investment managers, is responsible for making the Funds' portfolio decisions subject to instructions described in the applicable prospectus. The Board of Trustees may however impose limitations on the allocation of portfolio brokerage.

Securities held by one Fund may also be held by another Fund or other accounts for which TPL or the investment manager serves as an adviser, or held by TPL or the investment manager for their own accounts. If purchases or sales of securities for a Fund or other entities for which they act as investment adviser or for their advisory clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective entities and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of TPL or the investment manager during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

On occasions when TPL or an investment manager deems the purchase or sale of a security to be in the best interests of one Fund or more Funds or other accounts, they may to the extent permitted by applicable laws and regulations, but will not be obligated to, aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for the other Fund or accounts in order to obtain favorable execution and lower brokerage commissions. In that event, allocation of the securities purchased or sold, as well as the expenses incurred in the transaction, will be made by an investment manager in the manner it considers to be most equitable and consistent with its fiduciary obligations to the Funds and to such other accounts. In some cases this procedure may adversely affect the size of the position obtainable for a Fund.

The Board of Trustees of the Trust periodically reviews the brokerage placement practices of the investment managers on behalf of the Funds, and reviews the prices and commissions, if any, paid by the Funds to determine if they were reasonable.

The chart below shows the brokerage fees and commissions paid by the Funds for the past three fiscal years.


Fund                                                 1998     1999     2000
Small-Cap Value Fund                              $65,829  $60,870  $61,868
---------------------------------------------------------------------------
Large/Mid-Cap Value Fund                            N/A    $ 2,734  $15,769
---------------------------------------------------------------------------
Small-Cap Variable Series                         $   763  $ 3,408  $ 9,035
---------------------------------------------------------------------------
Aggressive Growth Fund                              N/A      N/A    $ 1,108
---------------------------------------------------------------------------
Large/Mid-Cap Growth Fund                           N/A      N/A    $ 1,811
---------------------------------------------------------------------------



CODE OF ETHICS

The Trust, the Funds' adviser, the investment managers and the Funds' underwriter have each adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Funds. You may obtain a copy of the Code of Ethics from the Securities and Exchange Commission.



PURCHASE OF SHARES

The shares of the Timothy Plan Funds are continuously offered by the distributor. Orders will not be considered complete until receipt by the distributor of a completed account application form, and receipt by the custodian of payment for the shares purchased. Once both are received, such orders will be confirmed at the next determined net asset value per share, plus the applicable sales load for Class A shares (based upon valuation procedures described in the prospectuses), as of the close of business of the business day on which the completed order is received, normally 4 p.m. Eastern time. Completed orders received by the Funds after 4 p.m. will be confirmed at the next day's price.

TAX-DEFERRED RETIREMENT PLANS

Shares of the Timothy Plan Funds are available to all types of tax-deferred retirement plans such as individual retirement accounts ("IRAs"), employer-sponsored defined contribution plans (including 401(k) plans) and tax-sheltered custodial accounts described in Section 403(b)(7) of the Internal Revenue Code. Qualified investors benefit from the tax-free compounding of income dividends and capital gains distributions. The Timothy Plan Funds sponsor IRAs. Individuals, who are not active participants in an employer maintained retirement plan are eligible to contribute on a deductible basis to an IRA account. The IRA deduction is also retained for individual taxpayers and married couples with adjusted gross incomes not in excess of certain specified limits. All individuals who have earned income may make nondeductible IRA contributions to the extent that they are not eligible for a deductible contribution. Income earned by an IRA account will continue to be tax deferred.

A special IRA program is available for employers under which the employers may establish IRA accounts for their employees in lieu of establishing tax qualified retirement plans. Known as SEP-IRAs (Simplified Employee Pension-IRA), they free the employer of many of the record keeping requirements of establishing and maintaining a tax qualified retirement plan trust.

If you are entitled to receive a distribution from a qualified retirement plan, you may rollover all or part of that distribution into a Timothy Plan Fund IRA. Your rollover contribution is not subject to the limits on annual IRA contributions. You can continue to defer federal income taxes on your contribution and on any income that is earned on that contribution.

The Timothy Plan Funds also sponsor 403(b)(7) retirement plans. The Funds offer a plan for use by schools, hospitals, and certain other tax-exempt organizations or associations who wish to use shares of the Timothy Plan Funds as a funding medium for a retirement plan for their employees (the "403(b)(7) Plan"). Contributions are made to the 403(b)(7) Plan as a reduction to the employee's regular compensation. Such contributions, to the extent they do not exceed applicable limitations, are excludable from the gross income of the employee for federal income tax purposes.

The Timothy Plan Funds also offer Roth IRAs. While contributions to a Roth IRA are not currently deductible, the amounts within the accounts accumulate tax-free and qualified distributions will not be included in a shareholder's taxable income. The current contribution limit is $2,000 annually ($4,000 for joint returns) in aggregate with contributions to traditional IRAs. Certain income phase outs apply.

In all these plans, distributions of net investment income and capital gains will be automatically reinvested.

All the foregoing retirement plan options require special plan documents.
Please call the Timothy Plan at (800) TIM-PLAN (800-846-7526) to obtain information regarding the establishment of retirement plan accounts. In the case of IRAs and 403(b)(7) Plans, Unified Financial Securities, Inc. acts as the plan custodian and charges $15.00 per social security number and account type in connection with plan establishment and maintenance. These fees are detailed in the plan documents. You should consult with your attorney or other tax advisor for specific advice prior to establishing a plan.

TAX-DEFERRED VARIABLE ANNUITY SERIES

The Timothy Plan Small-Cap Variable Series currently only offer their shares to the Annuity Investors Life Insurance Company, but may, in the future, offer their shares to other insurance company separate accounts. The Trust has filed an Application For Exemption Order with the Securities and Exchange Commission seeking an order for the Commission allowing the Timothy Variable Funds to be offered to multiple insurance company separate accounts. The separate accounts invest in shares of the Timothy Variable Funds in accordance with the allocation instructions received from holders of the VA contracts. Shares of the Timothy Variable Funds are sold at net asset value as described in that Fund's Prospectus.



REDEMPTIONS

The redemption price will be based upon the net asset value per share (subject to any applicable CDSC for Class B shares) next determined after receipt of the redemption request, provided it has been submitted in the manner described below. The redemption price may be more or less than your cost, depending upon the net asset value per share at the time of redemption. Class B shares of the Timothy Plan Funds may be redeemed through certain brokers, financial institutions or service organizations, banks and bank trust departments who may charge a transaction fee or other fee for their services at the time of redemption. Such fees would not otherwise be charged if the shares were purchased directly from the Timothy Plan Funds.

Payment for shares tendered for redemption is made by check within seven days after tender in proper form, except that the Funds reserve the right to suspend the right of redemption, or to postpone the date of payment upon redemption beyond seven days: (i) for any period during which the New York Stock Exchange is restricted, (ii) for any period during which an emergency exists as determined by the U.S. Securities and Exchange Commission as a result of which disposal of securities owned by the Funds is not reasonably predictable or it is not reasonably practicable for the Funds fairly to determine the value of its net assets, or (iii) for such other periods as the U.S. Securities and Exchange Commission may by order permit for the protection of shareholders of the Funds.

Pursuant to the Trust's Agreement and Declaration of Trust, payment for shares redeemed may be made either in cash or in-kind, or partly in cash and partly in-kind. However, the Trust has elected, pursuant to Rule 18f-1 under the 1940 Act, to redeem its shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Trust, during any 90-day period for any one shareholder. Payments in excess of this limit will also be made wholly in cash unless the Board of Trustees believes that economic conditions exist which would make such a practice detrimental to the best interests of the Trust. Any portfolio securities paid or distributed in-kind would be valued as described in the applicable prospectus. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Funds.

In-kind payments need not constitute a cross-section of a Fund's portfolio. Where a shareholder has requested redemption of all or a part of the shareholder's investment, and where a Fund completes such redemption in-kind, that Fund will not recognize gain or loss for federal tax purposes, on the securities used to complete the redemption. The shareholder will recognize gain or loss equal to the difference between the fair market value of the securities received and the shareholder's basis in the Fund shares redeemed.

OFFICERS AND TRUSTEES OF THE TRUST
The Trustees and principal executive officers and their principal occupations for the past five years are listed below.

                              Date Person Became a Trustee & Trust                        Principal Occupation
Name, Address & Age                   Offices held, if any                                During Past 5 Years

Arthur D. Ally              Trustee since January 1994.  Currently    President and controlling shareholder of Covenant Funds,
(Year of Birth:  1942)*     serves as President of the Trust and      Inc. ("CFI"), a holding company.  President and general
1304 West Fairbanks Avenue  Chairman of the Board of Trustees.        partner of Timothy Partners, Ltd. ("TPL"), the investment
Winter Park, FL                                                       adviser and principal underwriter to each Fund.  CFI is
                                                                      also the managing general partner of TPL.



----------------------------------------------------------------------------------------------------------------------------------
Joseph E. Boatwright        Trustee since April 1995.  Currently      Retired Minister.  Currently serves as a consultant to the
(Year of Birth:  1930)**    serves as Secretary to the Trust.         Greater Orlando Baptist Association.  Served as Senior
1410 Hyde Park Drive                                                  Pastor to the Aloma Baptist Church from 1970-1996.
Winter Park, FL


----------------------------------------------------------------------------------------------------------------------------------
Wesley W. Pennington        Trustee since January 1994.  Currently    President, Westwind Holdings, Inc., a development company,
(Year of Birth:  1930)      serves as Treasurer to the Trust.         since 1997.  President and controlling shareholder, Weston,
442 Raymond Avenue                                                    Inc., a fabric treatment company, form 1979-1997.
Longwood, FL


----------------------------------------------------------------------------------------------------------------------------------
Jock M. Sneddon             Trustee since January 1997.               Physician, Florida Hospital Center.
(Year of Birth:  1947)**
6001 Vineland Drive
Orlando, FL
----------------------------------------------------------------------------------------------------------------------------------
W. Thomas Fyler, Jr.        Trustee since December 1998.              President, controlling shareholder of W.T. Fyler,
(Year of Birth:  1957)                                                Jr./Ephesus, Inc., a New York State registered investment
90 West Street, Suite 1820                                            advisory firm.  Founding member of the National Association
New York, NY  10006                                                   of Christian Financial Consultants.



----------------------------------------------------------------------------------------------------------------------------------
Randy R. Brunson            Trustee since June 2000.                  Founder and Principal of Brunson Financial Management,
(Year of Birth:  1956)                                                Inc., a financial planning and investment advisory firm
4500 Hugh Howell Rd,                                                  located in Atlanta, Georgia.  Member, Institute of
Suite 750                                                             Certified Financial Planners, the Institute for Investment
Tucker, GA  30084                                                     Management Consulting, and the Atlanta Health Care
                                                                      Alliance, among others.




----------------------------------------------------------------------------------------------------------------------------------
Mathew D. Staver            Trustee since June  2000.                 Attorney specializing in free speech, appellate practice
(Year of Birth:  1956)**                                              and religious liberty constitutional law.  Founder of
210 East Palmetto Ave.                                                Liberty Counsel, a religious civil liberties education and
Longwood, FL  32750                                                   legal defense organization.  Host of two radio programs
                                                                      devoted to religious freedom issues.  Editor of a monthly
                                                                      newsletter devoted to religious liberty topics.  Mr. Staver has argued before the United States Supreme Court and has
                                                                      published numerous legal articles.



----------------------------------------------------------------------------------------------------------------------------------
Charles E. Nelson           Trustee since June 2000.                  Director of Finance, Hospice of the Comforter, Inc., a
(Year of Birth:  1934)                                                non-profit organization.  Formerly Comptroller, Florida
1145 Cross Creek                                                      United Methodist Children's Home, Inc.  Formerly Credit
Altamonte Springs, FL                                                 Specialist with the Resolution Trust Corporation and Senior
                                                                      Executive Vice President, Barnett Bank of Central Florida,
                                                                      N.A.  Formerly managing partner, Arthur Anderson, CPA firm,
                                                                      Florida branch.



----------------------------------------------------------------------------------------------------------------------------------
Mark A. Minnella            Trustee since June 2000.                  Principal and co-founder of The Financial Engineering
(Year of Birth:  1955)                                                Center, Inc. a registered investment advisory firm.
1215 Fern Ridge Parkway                                               Co-founder, treasurer and director of the National
Suite 110                                                             Association of Christian Financial Consultants.  Mr.
Creve Coeur, MO                                                       Minnella is a Registered Investment Principal (NASD Series
                                                                      24), and a registered investment adviser (NASD Series 65).
                                                                      Host of a weekly radio program in St. Louis devoted to
                                                                      financial planning.  Frequent lecturer, teacher and author of a variety of financial software products.




----------------------------------------------------------------------------------------------------------------------------------

* Mr. Ally is an "interested" Trustee, as that term is defined in the 1940 Act, because of his positions with and financial interests in CFI and TPL.

** Messrs. Boatwright, Sneddon and Staver are "interested" Trustees, as that term is defined in the 1940 Act, because each has a limited partnership interest in TPL.

The officers conduct and supervise the daily business operations of the Funds, while the Trustees, in addition to functions set forth under "Investment Adviser," "Investment Manager," and "Underwriter," review such actions and decide on general policy. Compensation to officers and Trustees of the Funds who are affiliated with TPL is paid by TPL, and not by the Fund. For the fiscal year ended December 31, 2000, the Timothy Plan Funds did not pay compensation to any of its Trustees.

DISTRIBUTION PLANS

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (collectively, the "Plans") for each Share Class offered by a Fund (other than the Money Market Fund and the Small-Cap Variable Series) whereby the Fund may pay up to a maximum of 0.25% for Class A shares, and up to a maximum of 1.00% for Class B shares (of which, up to 0.25% may be service fees to be paid by each respective class of shares to TPL, dealers and others, for providing personal service and/or maintaining shareholder accounts) per annum of its average daily net assets for expenses incurred by the Underwriter in the distribution of the Timothy Plan Funds' shares. The fees are paid on a monthly basis, based on a Fund's average daily net assets attributable to such class of shares.

Pursuant to the Plans, TPL, as underwriter, is paid a fee each month (up to the maximum of 0.25% for Class A shares and 1.00% for Class B shares per annum of average net assets of each Timothy Plan Fund) for expenses incurred in the distribution and promotion of the shares, including but not limited to, printing of prospectuses and reports used for sales purposes, preparation and printing of sales literature and related expenses, advertisements, and other distribution-related expenses as well as any distribution or service fees paid to securities dealers or others who have executed a dealer agreement with the underwriter.
Any expense of distribution in excess of 0.25% for Class A shares or 1.00% for Class B shares per annum will be borne by TPL without any additional payments by the Fund. You should be aware that it is possible that Plan accruals will exceed the actual expenditures by TPL for eligible services. Accordingly, such fees are not strictly tied to the provision of such services.

For the fiscal year ended December 31, 2000, TPL was reimbursed for distribution-related expenses by the Funds as follows:

Name of Fund                                    Class A  Class B
Small-Cap Value Fund                            $36,219  $158,209
-----------------------------------------------------------------
Large/Mid-Cap Value Fund                        $ 6,273  $ 15,868
-----------------------------------------------------------------
Fixed-Income Fund                               $   671  $  4,414
-----------------------------------------------------------------
Aggressive Growth Fund                          $   224  $    109
-----------------------------------------------------------------
Large/Mid-Cap Growth Fund                       $   456  $    305
-----------------------------------------------------------------
Strategic Growth Fund                           $   126  $  1,076
-----------------------------------------------------------------
Conservative Growth Fund                        $    71  $    699
-----------------------------------------------------------------

The Plans also provide that to the extent that the Funds, TPL, the investment managers, or other parties on behalf of the Funds, TPL, or the investment managers make payments that are deemed to be payments for the financing of any activity primarily intended to result in the sale of shares issued by the Funds within the context of Rule 12b-1, such payments shall be deemed to be made pursuant to the Plans. In no event shall the payments made under the Plans, plus any other payments deemed to be made pursuant to the Plans, exceed the amount permitted to be paid pursuant to the Conduct Rules of the National Association of Securities Dealers, Inc., Article III, Section 26(d)(4).

The Board of Trustees has determined that a consistent cash flow resulting from the sale of new shares is necessary and appropriate to meet redemptions and to take advantage of buying opportunities without having to make unwarranted liquidations of portfolio securities. The Board therefore believes that it will likely benefit the Funds to have moneys available for the direct distribution activities of the Underwriter in promoting the sale of the Funds' shares, and to avoid any uncertainties as to whether other payments constitute distribution expenses on behalf of the Funds. The Trustees, including the non-interested Trustees, have concluded that in the exercise of their reasonable business judgment and in light of their fiduciary duties, there is a reasonable likelihood that the Plans will benefit the Funds and their shareholders.

The Plans have been approved by the Board of Trustees, including all of the Trustees who are non-interested persons as defined in the 1940 Act. The Plans must be renewed annually by the Board of Trustees, including a majority of the Trustees who are non-interested persons of the Funds and who have no direct or indirect financial interest in the operation of the Plans. The votes must be cast in person at a meeting called for that purpose. It is also required that the selection and nomination of such Trustees be done by the non-interested Trustees. The Plans and any related agreements may be terminated at any time, without any penalty: 1) by vote of a majority of the non-interested Trustees on not more than 60 days' written notice, 2) by the Underwriter on not more than 60 days' written notice, 3) by vote of a majority of a Fund's outstanding shares, on 60 days' written notice, and 4) automatically by any act that terminates the Underwriting Agreement with the Underwriter. The Underwriter or any dealer or other firm may also terminate their respective agreements at any time upon written notice.

The Plans and any related agreement may not be amended to increase materially the amounts to be spent for distribution expenses without approval by a majority of a Fund's outstanding shares, and all material amendments to the Plans or any related agreements shall be approved by a vote of the non-interested Trustees, cast in person at a meeting called for the purpose of voting on any such amendment.

The Underwriter is required to report in writing to the Board of Trustees of the Funds, at least quarterly, on the amounts and purpose of any payment made under the Plans, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination of whether the Plans should be continued.

TAXATION
The Timothy Plan Funds intend to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code").

In order to so qualify, a Fund must, among other things (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (ii) distribute at least 90% of its dividends, interest and certain other taxable income each year; and (iii) at the end of each fiscal quarter maintain at least 50% of the value of its total assets in cash, government securities, securities of other regulated investment companies, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of a Fund's total assets and 10% of the outstanding voting securities of such issuer, and with no more than 25% of its assets invested in the securities (other than those of the government or other regulated investment companies) of any one issuer or of two or more issuers which a Fund controls and which are engaged in the same, similar or related trades and businesses.

To the extent each Fund qualifies for treatment as a regulated investment company, it will not be subject to federal income tax on income and net capital gains paid to shareholders in the form of dividends or capital gains distributions.

An excise tax at the rate of 4% will be imposed on the excess, if any, of each Fund's "required distributions" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of a Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on December 31 plus undistributed amounts from prior years. Each Fund intends to make distributions sufficient to avoid imposition of the excise tax. Distributions declared by a Fund during October, November or December to shareholders of record during such month and paid by January 31 of the following year will be taxable to shareholders in the calendar year in which they are declared, rather than the calendar year in which they are received.

Shareholders will be subject to federal income taxes on distributions made by a Fund whether received in cash or additional shares of the Fund. Distributions of net investment income and net short-term capital gains, if any, will be taxable to shareholders as ordinary income. Distributions of net long-term capital gains, if any, will be taxable to shareholders as long-term capital gains, without regard to how long a shareholder has held shares of the Fund. A loss on the sale of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividend paid to the shareholder with respect to such shares. Dividends eligible for designation under the dividends received deduction and paid by a Fund may qualify in part for the 70% dividends received deduction for corporations provided, however, that those shares have been held for at least 45 days.

The Trust will notify shareholders each year of the amount of dividends and distributions, including the amount of any distribution of long-term capital gains, and the portion of its dividends which may qualify for the 70% deduction.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative action at any time, and retroactively.

Each Class of shares of the Timothy Plan Funds will share proportionately in the investment income and expenses of that Fund, except that each class will incur different distribution expenses.

Dividends and distributions also may be subject to state and local taxes.

Shareholders are urged to consult their tax advisors regarding specific questions as to federal, state and local taxes.

GENERAL INFORMATION

AUDITS AND REPORTS

The accounts of the Trust are audited each year by Tait, Weller & Baker of Philadelphia, PA, independent certified public accountants whose selection must be ratified annually by the Board of Trustees.

Shareholders receive semi-annual and annual reports of the Funds, including the annual audited financial statements and a list of securities owned.

MISCELLANEOUS
As of April 30, 2001, the following person owned 5% or more of a Class of shares of a Fund or of the total outstanding shares of a Fund.

HOLDERS OF MORE THAN 5% OF EACH FUND'S SHARES

Name of Shareholder                   Name of Fund in which Shares Held    Share Class      Number of Shares      % Ownership of
                                                                             Owned              Owned              Share Class
Annuity Investors Life, FBO
annuity investors                   Timothy Plan Small-Cap Variable Series   No-Load              316,497.9240                 100%
Cincinnati, OH
----------------------------------------------------------------------------------------------------------------------------------
Firstar FBO Band & Co.              Timothy Plan Small-Cap Value Fund        Class A               98,329.1740                7.38%
Milwaukee, WI
----------------------------------------------------------------------------------------------------------------------------------
Mylod R                             Timothy Plan Large/Mid-Cap Value Fund    Class A               37,799.4810                5.27%
Bloomfield Hills, MI
----------------------------------------------------------------------------------------------------------------------------------
Firstar FBO Band & Co.              Timothy Plan Large/Mid-Cap Value Fund    Class A              144,739.9290               20.17%
Milwaukee, WI
----------------------------------------------------------------------------------------------------------------------------------
Arthur H & Steven C Shirk           Timothy Plan Large/Mid-Cap Value Fund    Class A               49,759.3250                6.93%
Cleona, PA
----------------------------------------------------------------------------------------------------------------------------------
Firstar FBO Band & Co.              Timothy Plan Fixed-Income Fund           Class A               65,159.1620               50.19%
Milwaukee, WI
----------------------------------------------------------------------------------------------------------------------------------
Dorothy M Graybill                  Timothy Plan Fixed-Income Fund           Class B                5,373.2530                7.56%
Hershey, PA
----------------------------------------------------------------------------------------------------------------------------------
Murphy, CM                          Timothy Plan Fixed-Income Fund           Class B                5,886.1450                8.28%
Gaithersburg, MD
----------------------------------------------------------------------------------------------------------------------------------
Herman L Jerdon                     Timothy Plan Fixed-Income Fund           Class B                7,646.5810               10.76%
Winter Springs, FL
----------------------------------------------------------------------------------------------------------------------------------
Marilyn C Franken                   Timothy Plan Fixed-Income Fund           Class B                5,211.7060                7.33%
Jersey City, NJ
----------------------------------------------------------------------------------------------------------------------------------
Liberty Counsel, Inc.               Timothy Plan Money Market Fund           No-Load              106,302.6000                5.98%
Longwood, FL
----------------------------------------------------------------------------------------------------------------------------------
Firstar FBO Band & Co.              Timothy Plan Aggressive Growth Fund      Class A              111,264.9180               49.98%
Milwaukee, WI
----------------------------------------------------------------------------------------------------------------------------------
Dausin S                            Timothy Plan Aggressive Growth Fund      Class B                5,842.7170               11.58%
San Antonio, TX
----------------------------------------------------------------------------------------------------------------------------------
William D Nagel                     Timothy Plan Aggressive Growth Fund      Class B                2,574.1970                5.10%
Marietta, GA
----------------------------------------------------------------------------------------------------------------------------------
Carver, Br                          Timothy Plan Aggressive Growth Fund      Class B                2,544.5290                5.04%
Jupiter, FL
----------------------------------------------------------------------------------------------------------------------------------
Firstar FBO Band & Co.              Timothy Plan Large/Mid-Cap Growth Fund   Class A              231,193.8130               53.34%
Milwaukee, WI
----------------------------------------------------------------------------------------------------------------------------------
William D Nagel                     Timothy Plan Large/Mid-Cap Growth Fund   Class B                3,850.4270                5.80%
Marietta, GA
----------------------------------------------------------------------------------------------------------------------------------
Canaday IRA                         Timothy Plan Large/Mid-Cap Growth Fund   Class B                4,222.0280                6.36%
Decatur, IL
----------------------------------------------------------------------------------------------------------------------------------
Suzanne Marie Dowty R/O IRA         Timothy Plan Strategic Growth Fund       Class A               18,670.8860               10.97%
Baton Rouge, LA
----------------------------------------------------------------------------------------------------------------------------------
William F Asbeck                    Timothy Plan Strategic Growth Fund       Class A               30,099.3060               17.69%
Middleport, OH
----------------------------------------------------------------------------------------------------------------------------------
Sharon Lee Lott                     Timothy Plan Strategic Growth Fund       Class A               12,049.2250                7.08%
Pittsburgh, PA
----------------------------------------------------------------------------------------------------------------------------------

Name of Shareholder                            Name of Fund in            Share Class      Number of Shares      % Owner-ship of
                                              Which Shares Held              Owned              Owned              Share Class
---------------------------------------------------------------------------------------------------------------------------------
James T Hoeper                      Timothy Plan Strategic Growth Fund      Class A               11,404.8190                6.70%
Saint Louis, MO
---------------------------------------------------------------------------------------------------------------------------------
Adams                               Timothy Plan Strategic Growth Fund      Class A               27,283.9510               16.04%
Brooklyn, OH
---------------------------------------------------------------------------------------------------------------------------------
Bruce G Manns                       Timothy Plan Strategic Growth Fund      Class B               17,617.1620                5.74%
Felton, PA
---------------------------------------------------------------------------------------------------------------------------------
Suzanne Marie Dowty R/O IRA         Timothy Plan Conservative Growth Fund   Class A               18,116.6840               17.54%
Baton Rouge, LA
---------------------------------------------------------------------------------------------------------------------------------
Sandra J Schroeder                  Timothy Plan Conservative Growth Fund   Class A                5,292.1190                5.12%
Bulverde, TX
---------------------------------------------------------------------------------------------------------------------------------
NFSC FBO Kenneth L Strong           Timothy Plan Conservative Growth Fund   Class A                5,202.9140                5.04%
Marysville, WA
---------------------------------------------------------------------------------------------------------------------------------
M B Bell Jr Grain & Fertilizer      Timothy Plan Conservative Growth Fund   Class A               10,822.5110               10.48%
Sylvania, AL
---------------------------------------------------------------------------------------------------------------------------------
Doris J Jenkins Irrevocable         Timothy Plan Conservative Growth Fund   Class A                7,641.9210                7.40%
Sylvania, AL
---------------------------------------------------------------------------------------------------------------------------------
NFSC                                Timothy Plan Conservative Growth Fund   Class B               13,600.0000                9.08%
Colorado Springs, CO
---------------------------------------------------------------------------------------------------------------------------------
NFSC Margaret R Wooding             Timothy Plan Conservative Growth Fund   Class B               10,141.9880                6.77%
Windermere, FL
---------------------------------------------------------------------------------------------------------------------------------
NFSC FBO Donna M Swenson            Timothy Plan Conservative Growth Fund   Class B               10,989.0110                7.34%
Longwood, FL
---------------------------------------------------------------------------------------------------------------------------------
IRA FBO Leo S Stew                  Timothy Plan Conservative Growth Fund   Class B               11,217.9490                7.49%
Jersey City, NJ
---------------------------------------------------------------------------------------------------------------------------------


PERFORMANCE
Performance information for the shares of the Timothy Plan Funds will vary due to the effect of expense ratios on the performance calculations.

Current yield and total return may be quoted in advertisements, shareholder reports or other communications to shareholders. Yield is the ratio of income per share derived from a Fund's investments to a current maximum offering price expressed in terms of percent. The yield is quoted on the basis of earnings after expenses have been deducted. Total return is the total of all income and capital gains paid to shareholders, assuming reinvestment of all distributions, plus (or minus) the change in the value of the original investment, expressed as a percentage of the purchase price. Occasionally, a Fund may include their distribution rates in advertisements. The distribution rate is the amount of distributions per share made by a Fund over a 12-month period divided by the current maximum offering price.

U.S. Securities and Exchange Commission ("Commission") rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by a Fund be accompanied by certain standardized performance information computed as required by the Commission. Current yield and total return quotations used by a Fund are based on the standardized methods of computing performance mandated by the Commission. An explanation of those and other methods used by the Funds to compute or express performance follows.

As the following formula indicates, the average annual total return is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation and dividends and distributions paid and reinvested) for the stated period less any fees charged to all shareholder accounts and annualizing the result. The calculation assumes the maximum sales load is deducted from the initial $1,000 purchase order and that all dividends and distributions are reinvested at the net asset value on the reinvestment dates during the period. The quotation assumes the account was completely redeemed at the end of each one, five and ten-year period and assumes the deduction of all applicable charges and fees. According to the Commission formula:

P(1+T)/n/ = ERV

Where:    P  = a hypothetical initial payment of $1,000.
          T  = average annual total return.
          N  = number of years.

        ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one, five or ten-year periods, determined at the end of the one, five or ten-year periods (or fractional portion thereof).

A fund's "yield" is determined in accordance with the method defined by the Securities and Exchange Commission. A yield quotation is based on a 30 day (or one month) period and is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

          Yield = 2[(a-b/cd+1)6 - 1]

Where: a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends
          d = the maximum offering price per share on the last day of the period

Solely for the purpose of computing yield, dividend income recognized by accruing 1/360 of the stated dividend rate of the security each day that a fund owns the security. Generally, interest earned (for the purpose of "a" above) on debt obligations is computed by reference to the yield to maturity of each obligation held based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day prior to the start of the 30-day (or one month) period for which yield is being calculated, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). With respect to the treatment of discount and premium on mortgage or other receivable-backed obligations which are expected to be subject to monthly paydowns of principal and interest, gain or loss attributable to actual monthly paydowns is accounted for as an increase or decrease to interest income during the period and discount or premium on the remaining security is not amortized.


COMPARISONS AND ADVERTISEMENTS

To help investors better evaluate how an investment in a Fund might satisfy their investment objective, advertisements regarding the Fund may discuss total return for the Fund as reported by various financial publications. Advertisements may also compare total return to total return as reported by other investments, indices, and averages. The following publications, indices, and averages may be used:

         Lipper Mutual Fund Performance Analysis;
         Lipper Mutual Fund Indices;
         CDA Weisenberger; and
         Morningstar

From time to time, a Fund may also include in sales literature and advertising (including press releases) TPL comments on current news items, organizations which violate the Funds' philosophy (and are screened out as unacceptable portfolio holdings), channels of distribution and organizations which endorse the Funds as consistent with their philosophy of investment.



FINANCIAL STATEMENTS

The Trust's financial statements, including the notes thereto, dated December 31, 2000, which have been audited by Tait, Weller & Baker, are incorporated by reference from the Timothy Plan's 2000 Annual Report to Shareholders.

[LOGO]

The Timothy Plan
1304 West Fairbanks Avenue
Winter Park, FL 32789
www.timothyplan.com
E-mail info@timothyplan.com
Tel (800) 846-7526

PART C.  OTHER INFORMATION.

ITEM 23.  EXHIBITS.
- --------------------------------------------
(A) ARTICLES OF INCORPORATION - Agreement and Declaration of Trust is incorporated herein by reference to Post Effective Amendment No. 4, electronically filed on April 26, 1996.

(B) BY-LAWS - By-Laws of Registrant are incorporated herein by reference to Post Effective Amendment No. 4, electronically filed on April 26, 1996.

(C) INSTRUMENTS DEFINING RIGHTS OF SECURITY HOLDERS - None (other than in the Declaration of Trust and By-laws of the Registrant).

(D)  INVESTMENT ADVISORY AGREEMENTS:

   (a)(ii) Form of Amendment to Investment Advisory Agreement dated May 1, 1999 between the Registrant and Timothy Partners, Ltd. is incorporated herein by reference to Post Effective Amendment No. 9, electronically filed on March 17, 1999.

   (a)(iii) Form of Amendment to Investment Advisory Agreement dated May 1, 1998 between the Registrant and Timothy Partners, Ltd. is incorporated herein by reference to Post-Effective No. 8, electronically filed on April 16, 1998.

   (a)(iv) Amendment dated March 12, 1997 to Investment Advisory Agreement dated January 19, 1994 between Registrant and Timothy Partners, Ltd. is incorporated herein by reference to Post-Effective No. 6, electronically filed on July 18, 1997.

   (a)(v) Amendment dated August 28, 1995 to Investment Advisory Agreement dated January 19, 1994 between Registrant and Timothy Partners, Ltd. is incorporated herein by reference to Post Effective Amendment No. 4, electronically filed on April 26, 1996.

   (a)(vi) Investment Advisory Agreement dated January 19, 1994 between Registrant and Timothy Partners, Ltd. is incorporated herein by reference to Post-Effective Amendment No. 4, electronically filed on April 26, 1996.

   (a)(vii) Investment Advisory Agreement dated April 27, 2001 between Registrant, on behalf of the Strategic Growth Fund Variable Series, and Timothy Partners, Ltd. is filed herewith.

   (a)(viii) Investment Advisory Agreement dated April 27, 2001 between Registrant, on behalf of the Conservative Growth Fund Variable Series, and Timothy Partners, Ltd. is filed herewith.


   (b)(ii) Sub-Advisory Agreement dated May 1, 1999 between Timothy Partners, Ltd., Carr & Associates and the Registrant is incorporated herein by reference to Post Effective Amendment No. 9, electronically filed on March 17, 1999.

   (b)(iii) Sub- Advisory Agreement dated May 1, 1999 between Timothy Partners, Ltd., Fox Asset Management and the Registrant is incorporated herein by reference to Post Effective Amendment No. 9, electronically filed on March 17, 1999.

   (b)(iv) Form of Amendment to Sub-Investment Advisory Agreement dated May 1, 1998 between Timothy Partners, Ltd., Awad & Associates and the Registrant is incorporated herein by reference to Post-Effective Amendment No. 8 as electronically filed on April 16, 1998.

   (b)(v) Sub-Advisory Agreement dated January 1, 1997 among Timothy Partners, Ltd., Awad & Associates and the Registrant is incorporated by reference to Post-Effective Amendment No. 5, electronically filed on February 27, 1997.

   (b)(vi) Sub-Advisory Agreement dated October 1, 2000 between Timothy Partners, Ltd., Provident Investment Counselors, Inc. and the Registrant is incorporated herein by reference to Post-Effective Amendment No. 11, electronically filed on August 17, 2000.

   (b)(vii) Sub-Advisory Agreement dated October 1, 2000 between Timothy Partners, Ltd., Rittenhouse Financial Services, Inc. and the Registrant is incorporated herein by reference to Post-Effective Amendment No. 11, electronically filed on August 17, 2000.


(E)  DISTRIBUTION AGREEMENTS:

   Underwriting Agreement dated July 1, 1997 between the Registrant and Timothy Partners, Ltd. is incorporated herein by reference to Post-Effective No. 6, electronically filed on July 18, 1997.

(F)  BONUS OR PROFIT SHARING CONTRACTS - None.

(G)  CUSTODIAN AGREEMENT

   Custodian Agreement between Registrant and Firstar Bank, N.A. - to be supplied.

(H)  OTHER MATERIAL CONTRACTS:

   (a)(i). Amendment dated May 1, 1996 to Administrative Agreement dated January 19, 1994 between Registrant and Covenant Financial Management, Inc. is incorporated herein by reference to Post Effective Amendment No. 4, as electronically filed on April 26, 1996.

   (a)(ii) Administrative Agreement dated January 19, 1994 between Registrant and Covenant Financial Management, Inc. is incorporated herein by reference to Post Effective Amendment No. 4, as electronically filed on April 26, 1996.

   (b)(i) Form of Participation Agreement dated May 1, 1998 among the Registrant on behalf of The Timothy Plan Variable Series, Annuity Investors Life Insurance Company and Timothy Partners, Ltd. is incorporated herein by reference to Post Effective Amendment No. 9, electronically filed on March 17, 1999.

   (c)(i) Mutual Fund Services Agreement among the Registrant and Unified Financial Services, Inc. is incorporated herein by reference to Post Effective Amendment No. 10, as electronically filed on May 3, 2000.

(I)   LEGAL OPINION:

   (a)  Opinion and Consent of David Jones & Assoc., P.C., is filed herewith.

(J)   OTHER OPINIONS

   (a)  Consent of Tait, Weller & Baker is filed herewith.

(K)   OMITTED FINANCIAL STATEMENTS - None.

(L) INITIAL CAPITAL AGREEMENTS:

   (a)  Investment letters between the Registrant and Phillis B. Crosby, Michael
     J. Demaray, Thomas J. Snyder, William R. Cadle, Bernice I. Cradle, Mary A. Gibson, Delbert E. Rich, Gwynn M. Reel, Charles E. Davis, Gregory Tighe and Frank Salerno are incorporated herein by reference to Post Effective Amendment No. 4, electronically filed on April 26, 1996.

(M)  RULE 12B-1 PLANS

   (a) Plan of Distribution for Class A Shares is incorporated herein by reference to Post Effective Amendment No. 9, electronically filed on March 17, 1999.
   (b) Plan of Distribution for Class B Shares is incorporated herein by reference to Post Effective Amendment No. 9, electronically filed on March 17, 1999.
   (c) Plan of Distribution for Class C Shares is incorporated herein by reference to Post Effective Amendment No. 9, electronically filed on March 17, 1999.

(N) RULE 18F-3 PLAN - Multiple Class Plan is incorporated herein by reference to Post-Effective Amendment No. 6, electronically filed on July 18, 1997.


(O)  Reserved.

(P)  CODE OF ETHICS

(a) Code of Ethics for the Timothy Plan and Timothy Partners Limited is filed herewith.

(Q) Powers of Attorney. - Power of Attorney for Registrant ( and Certificate with respect thereto) and the Officers and Trustees of the Registrant are filed herewith.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.
- -----------------------------------------------------------------------

None.

ITEM 25.  INDEMNIFICATION.
---------------------------

Under the terms of the Delaware Business Trust Act and the Registrant's Agreement and Declaration of Trust and By-Laws, no officer or Trustee of the Trust shall have any liability to the Trust or its shareholders for damages, except to the extent such limitation of liability is precluded by Delaware law, the Agreement and Declaration of Trust, or the By-Laws.

The Delaware Business Trust Act, section 3817, permits a business trust to indemnify any Trustee, beneficial owner, or other person from and against any claims and demands whatsoever. Section 3803 protects a Trustee, when acting in such capacity, from liability to any person other than the business trust or beneficial owner for any act, omission, or obligation of the business trust or any Trustee thereof, except as otherwise provided in the Agreement and Declaration of Trust.

The Agreement and Declaration of Trust provides that the Trustees shall not be liable for any neglect or wrong-doing of any officer, agent, employee, manager or underwriter of the Trust, nor shall any Trustee be responsible for the act or By-Laws, the Trust may indemnify to the fullest extent each Trustee and officer of the Trust acting in such capacity, except each Trustee and officer of the Trust acting in such capacity, except as otherwise provided in the Agreement and Declaration of Trust.

The Agreement and Declaration of Trust provides that the Trustees shall not be liable for any neglect or wrong-doing of any officer, agent, employee, manager or underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee. Subject to the provisions of; the By-Laws, the

Trust may indemnify to the fullest extent each Trustee and officer of the Trust acting in such capacity, except that no provision in the Agreement and Declaration of Trust shall be effective to protect or purport to protect and indemnify any Trustee or officer of the Trust from or against any liability to the Trust or any shareholder to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

The By-Laws provide indemnification for each Trustee and officer who is a party or is threatened to be made a party to any proceeding, by reason of service in such capacity, to the fullest extent, if it is determined that Trustee or officer acted in good faith and reasonably believed: (a) in the case of conduct in his official capacity as an agent of the Trust, that his conduct was in the Trust's best interests and (b) in all other cases, that his conduct was at least not opposed to the Trust's best interests and (c) in the case of a criminal proceeding, that he had no reasonable cause to believe the conduct of that person was unlawful. However, there shall be no indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the Trustee's or officer's office. Further, no indemnification shall be made:

(a) In respect of any proceeding as to which any Trustee or officer of the Trust shall have been adjudged to be liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity; or

(b) In respect of any proceeding as to which any Trustee or officer of the Trust shall have been adjudged to be liable in the performance of that person's duty to the Trust, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the relevant circumstances of the case, that person is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; however, in such case, indemnification with respect to any proceeding by or in the right of the Trust or in which liability shall have been adjudged by reason of the disabling conduct set forth in the preceding paragraph shall be limited to expenses; or

(c) Of amounts paid in settling or otherwise disposing of a proceeding, with or without court approval, or of expenses incurred in defending a proceeding which is settled or otherwise disposed of without court approval, unless the required court approval set forth in the By-Laws is obtained.

   In any event, the Trust shall indemnify each officer and Trustee against reasonable expenses incurred in connection with the successful defense of any proceeding to which each such officer or Trustee is a party by reason of service in such Capacity, provided that the Board of Trustees, including a majority who are disinterested, non-party Trustees, also determines that such officer or Trustee was not liable by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties or office. The Trust shall advance to each officer and Trustee who is made a party to the proceeding by reason of service in such capacity the expenses incurred by such person in connection therewith, if (a) the officer or Trustee affirms in writing that his good faith belief that he has met the standard of conduct necessary for indemnification, and gives a written undertaking to repay the amount of advance if it is ultimately determined that he has not met those requirements, and (b) a determination that the facts then known to those making the determination would not preclude indemnification.

The Trustees and officers of the Trust are entitled and empowered under the Declaration of Trust and By-Laws, to the fullest extent permitted by law, to purchase errors and omissions liability insurance with assets of the Trust, whether or not the fund would have the power to indemnify him against such liability under the Declaration of Trust or By-Laws.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers, the underwriter or control persons of the Registrant pursuant to the foregoing provisions, the Registrant has been informed that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF ADVISOR.
- ----------------------------------------------------

Timothy Partners, Ltd. ("TPL") serves as investment advisor of the Trust. The following persons serving as directors or officers of TPL have held the following positions with TPL for the past two years.

                               Positions and Offices with     Positions and Offices with
Name and Business Address        Timothy Partners, Ltd.             the Registrant
------------------------------------------------------------------------------------------

Arthur D. Ally                President of Covenant Funds,   President and Trustee
1304 West Fairbanks Avenue    Inc., Managing General
Winter Park Florida  32789    Partner of Timothy Partners,
                              Ltd., and Individual General
                              Partner of Timothy Partners,
                              Ltd.
------------------------------------------------------------------------------------------

Covenant Financial Management, Inc. is a marketing/consulting firm owned by Arthur Ally that renders consulting advice to TPL with regard to marketing plans to be employed to target potential investor groups that might be interested in investing in the Trust because of its investment objectives and criteria.

ITEM 27. PRINCIPAL UNDERWRITER.
- -------------------------------

(a) Timothy Partners, Ltd. (TPL) is the principal underwriter for the Registrant's securities and currently acts as underwriter for the Registrant only.

(b) The table below sets forth certain information as to the Underwriter's Directors, Officers and Control Persons:

                               Positions and Offices with     Positions and Offices with
Name and Business Address           the Underwriter.                the Registrant
 ------------------------------------------------------------------------------------------

Arthur D. Ally                President of Covenant Funds,   President and Trustee
1304 West Fairbanks Avenue    Inc., Managing General
Winter Park Florida  32789    Partner of Timothy Partners,
                              Ltd., and Individual General
                              Partner of Timothy Partners,
                              Ltd.
 ------------------------------------------------------------------------------------------

(c)  Not applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.
- -------------------------------------------

Each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and Rules 17 CFR 270.31a-1 to 31a-3 promulgated thereunder, is maintained by the Registrant at 1304 West Fairbanks Avenue, Winter Park, Florida 32789, except for those maintained by the Registrant's Custodian, Firstar Bank, N.A., 425 Vine Street, Cincinnati, Ohio, 45202, and the Registrant's Administrator, Transfer, Redemption and Dividend Disbursing Agent and Accounting Services Agent, Unified Financial Services, Inc., 431 North Pennsylvania Street, Indianapolis, IN 46204.

ITEM 29.  MANAGEMENT SERVICES.
- ------------------------------
Not applicable.

ITEM 30.  UNDERTAKINGS.
- -----------------------
(a)  Inapplicable.

                                  SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant hereby certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in Cincinnati, Ohio, on the 1st day of May 2001.


THE TIMOTHY PLAN

By:  /s/
    ---------------------------------
DONALD S. MENDELSOHN
ATTORNEY-IN-FACT


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated.

ARTHUR D. ALLY*
President and Trustee

JOSEPH E. BOATWRIGHT*
Secretary and Trustee

WESLEY W. PENNINGTON*
Treasurer and Trustee

MATTHEW D. STAVER*
Trustee

CHARLES E. NELSON*
Trustee
                         By:   /s/
                                  ----------------------
MARK A. MINNELLA*                 Donald S. Mendelsohn
Trustee                           Attorney-in-fact
                                  May 1, 2001

EXHIBITS

1. Investment Advisory Agreement (Strategic Growth Fund Variable Series) ...Ex-99.23d
2. Investment Advisory Agreement (Conservative Growth Fund Variable Series) ...Ex-99.23.d
3.  Opinion and Consent of Counsel...Ex-99.23.i
4.  Consent of Auditors...Ex-99.23.j
5. Power of Attorney for Registrant ( and Certificate with respect thereto) and the Officers and Trustees...Ex-99.23.q